UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of May 31, 2012

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
United States Treasury Bill	0.080%	6/7/12	1,100,000	1,099,985
United States Treasury Bill	0.095%	6/14/12	1,123,355	1,123,316
United States Treasury Bill	0.095%	6/21/12	1,050,000	1,049,945
United States Treasury Bill	0.055%–0.085%	6/28/12	1,162,177	1,162,112
United States Treasury Bill	0.061%	7/5/12	223,253	223,240
United States Treasury Bill	0.055%–0.085%	7/12/12	621,455	621,405
United States Treasury Bill	0.080%	7/19/12	874,000	873,907
United States Treasury Bill	0.080%	7/26/12	1,065,000	1,064,870
United States Treasury Bill	0.101%	8/2/12	710,000	709,876
United States Treasury Bill	0.095%	8/9/12	800,000	799,854
United States Treasury Bill	0.100%–0.125%	8/16/12	1,000,000	999,776
United States Treasury Bill	0.088%–0.090%	8/23/12	829,000	828,831
United States Treasury Bill	0.090%–0.093%	8/30/12	892,000	891,794
United States Treasury Bill	0.120%	9/6/12	100,000	99,968
United States Treasury Bill	0.150%	9/27/12	180,000	179,911
United States Treasury Bill	0.140%	10/4/12	510,000	509,752
United States Treasury Bill	0.150%	10/11/12	418,000	417,770
United States Treasury Bill	0.150%	11/1/12	200,000	199,873
United States Treasury Bill	0.145%	11/8/12	150,000	149,903
United States Treasury Bill	0.148%	11/15/12	200,000	199,863
United States Treasury Bill	0.143%	11/23/12	150,000	149,896
United States Treasury Note/Bond	1.875%	6/15/12	400,000	400,273
Total U.S. Government and Agency Obligations (Cost $13,756,120)				13,756,120
Total Investments (100.0%) (Cost $13,756,120)				13,756,120
Other Assets and Liabilities-Net (0.0%)				3,418
Net Assets (100%)				13,759,538

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Consumer Discretionary (11.2%)
Walt Disney Co.	13,418	613
Comcast Corp. Class A	20,187	584
News Corp. Class A	16,109	309
Home Depot Inc.	6,230	307
Ford Motor Co.	28,443	300
Time Warner Inc.	7,255	250
Lowe's Cos. Inc.	9,285	248
CBS Corp. Class B	4,862	155
Johnson Controls Inc.	5,097	154
Macy's Inc.	3,104	118
Target Corp.	1,964	114
Carnival Corp.	3,394	109
Staples Inc.	5,212	69
Gap Inc.	2,487	66
Time Warner Cable Inc.	751	57
Wyndham Worldwide Corp.	1,093	54
Harley-Davidson Inc.	1,006	48
* CarMax Inc.	1,705	48
Marriott International Inc. Class A	1,198	46
Mattel Inc.	1,404	44
Omnicom Group Inc.	861	41
Best Buy Co. Inc.	2,125	40
Newell Rubbermaid Inc.	2,155	40
McGraw-Hill Cos. Inc.	871	38
Whirlpool Corp.	576	36
DR Horton Inc.	2,103	35
Interpublic Group of Cos. Inc.	3,342	35
Lennar Corp. Class A	1,220	33
H&R Block Inc.	2,180	33
Starwood Hotels & Resorts Worldwide Inc.	618	33
International Game Technology	2,217	32
Kohl's Corp.	659	30
JC Penney Co. Inc.	1,084	28
Limited Brands Inc.	569	25
Gannett Co. Inc.	1,772	23
Genuine Parts Co.	347	22
Leggett & Platt Inc.	1,037	22
Abercrombie & Fitch Co.	641	22
Harman International Industries Inc.	522	21
GameStop Corp. Class A	1,029	20
* Goodyear Tire & Rubber Co.	1,820	19
Cablevision Systems Corp. Class A	1,605	18
Darden Restaurants Inc.	285	15
* PulteGroup Inc.	1,530	14
Nordstrom Inc.	301	14
* BorgWarner Inc.	197	14
* Sears Holdings Corp.	286	14
Hasbro Inc.	354	13
Washington Post Co. Class B	35	12

Expedia Inc.	262	12
* TripAdvisor Inc.	278	12
* AutoNation Inc.	317	11
* Big Lots Inc.	171	6
* Urban Outfitters Inc.	191	5
		4,481
Consumer Staples (7.9%)
CVS Caremark Corp.	9,750	438
Altria Group Inc.	10,259	330
Procter & Gamble Co.	5,153	321
Wal-Mart Stores Inc.	4,837	318
Kraft Foods Inc.	6,085	233
Walgreen Co.	6,537	200
Archer-Daniels-Midland Co.	4,955	158
Sysco Corp.	4,383	122
Costco Wholesale Corp.	1,336	115
Kroger Co.	4,308	95
ConAgra Foods Inc.	3,084	78
Beam Inc.	1,176	71
Coca-Cola Enterprises Inc.	2,250	62
General Mills Inc.	1,595	61
Sara Lee Corp.	2,801	59
Avon Products Inc.	3,232	54
Reynolds American Inc.	1,131	47
Molson Coors Brewing Co. Class B	1,173	45
Tyson Foods Inc. Class A	2,174	42
Lorillard Inc.	317	39
Safeway Inc.	1,795	34
Dr Pepper Snapple Group Inc.	765	32
HJ Heinz Co.	572	30
JM Smucker Co.	355	27
Whole Foods Market Inc.	305	27
* Constellation Brands Inc. Class A	1,215	23
* Dean Foods Co.	1,371	22
Clorox Co.	294	20
Campbell Soup Co.	600	19
Hormel Foods Corp.	565	17
McCormick & Co. Inc.	277	16
		3,155
Energy (10.4%)
Exxon Mobil Corp.	12,703	999
Chevron Corp.	6,808	669
ConocoPhillips	9,580	500
Devon Energy Corp.	3,023	180
* Phillips 66	4,797	144
Occidental Petroleum Corp.	1,697	135
Marathon Oil Corp.	5,275	131
Anadarko Petroleum Corp.	1,906	116
Hess Corp.	2,270	99
Marathon Petroleum Corp.	2,606	94
Valero Energy Corp.	4,166	88
Halliburton Co.	2,906	87
Chesapeake Energy Corp.	4,944	84
Williams Cos. Inc.	2,665	81
Spectra Energy Corp.	2,684	77
Apache Corp.	864	70

Murphy Oil Corp.	1,453	68
National Oilwell Varco Inc.	956	64
Noble Corp.	1,895	59
Kinder Morgan Inc.	1,729	59
Baker Hughes Inc.	1,311	55
* Denbury Resources Inc.	2,924	44
Noble Energy Inc.	491	42
Sunoco Inc.	795	37
QEP Resources Inc.	1,334	35
* Nabors Industries Ltd.	2,171	29
* Rowan Cos. plc Class A	929	28
* Tesoro Corp.	1,037	23
EQT Corp.	445	21
Range Resources Corp.	328	19
* Alpha Natural Resources Inc.	1,637	17
CONSOL Energy Inc.	474	13
* WPX Energy Inc.	685	10
* Newfield Exploration Co.	317	10
* Kinder Morgan Inc. Warrants, Exp. Date 5/25/17	72	—
		4,187
Financials (26.0%)
Wells Fargo & Co.	39,479	1,265
* Berkshire Hathaway Inc. Class B	13,163	1,045
JPMorgan Chase & Co.	28,579	947
Bank of America Corp.	80,350	591
Citigroup Inc.	21,925	581
US Bancorp	14,306	445
Goldman Sachs Group Inc.	3,705	355
PNC Financial Services Group Inc.	3,947	242
MetLife Inc.	7,933	232
Capital One Financial Corp.	4,143	213
Bank of New York Mellon Corp.	9,017	184
ACE Ltd.	2,524	183
American Express Co.	3,039	170
Prudential Financial Inc.	3,520	164
BB&T Corp.	5,222	158
Morgan Stanley	11,408	152
State Street Corp.	3,653	151
* American International Group Inc.	4,789	140
Discover Financial Services	3,971	131
Marsh & McLennan Cos. Inc.	4,074	130
CME Group Inc.	498	128
Allstate Corp.	3,733	127
Simon Property Group Inc.	778	115
Charles Schwab Corp.	8,104	101
Progressive Corp.	4,587	100
Fifth Third Bancorp	6,894	92
SunTrust Banks Inc.	3,995	92
Loews Corp.	2,290	89
Travelers Cos. Inc.	1,414	88
Host Hotels & Resorts Inc.	5,303	81
Weyerhaeuser Co.	4,020	80
Ameriprise Financial Inc.	1,662	80
Northern Trust Corp.	1,808	78
M&T Bank Corp.	947	77
Invesco Ltd.	3,330	72
HCP Inc.	1,718	70

Prologis Inc.	2,167	69
Regions Financial Corp.	10,580	67
Chubb Corp.	873	63
Hartford Financial Services Group Inc.	3,287	55
Principal Financial Group Inc.	2,250	55
Kimco Realty Corp.	3,059	55
Vornado Realty Trust	652	53
KeyCorp	7,108	53
SLM Corp.	3,789	53
Boston Properties Inc.	511	53
XL Group plc Class A	2,356	48
NYSE Euronext	1,928	47
Lincoln National Corp.	2,183	45
Comerica Inc.	1,478	45
Cincinnati Financial Corp.	1,208	44
Unum Group	2,175	43
Huntington Bancshares Inc.	6,444	42
Public Storage	310	41
* CBRE Group Inc. Class A	2,458	40
Equity Residential	652	40
Health Care REIT Inc.	679	38
Aon plc	805	37
Torchmark Corp.	745	35
People's United Financial Inc.	2,684	31
AvalonBay Communities Inc.	221	31
Leucadia National Corp.	1,476	30
Zions Bancorporation	1,371	26
Moody's Corp.	697	25
Hudson City Bancorp Inc.	3,929	24
Legg Mason Inc.	925	24
Plum Creek Timber Co. Inc.	637	23
Assurant Inc.	654	22
* NASDAQ OMX Group Inc.	928	20
* Genworth Financial Inc. Class A	3,656	19
First Horizon National Corp.	1,921	16
* E*TRADE Financial Corp.	1,896	16
Apartment Investment & Management Co. Class A	573	16
Federated Investors Inc. Class B	689	14
		10,407
Health Care (7.3%)
Pfizer Inc.	56,438	1,234
Merck & Co. Inc.	7,973	300
Bristol-Myers Squibb Co.	4,930	164
McKesson Corp.	1,842	161
Cardinal Health Inc.	2,590	107
Medtronic Inc.	2,729	101
Cigna Corp.	2,149	94
Eli Lilly & Co.	2,296	94
WellPoint Inc.	1,229	83
AmerisourceBergen Corp. Class A	1,924	71
* Forest Laboratories Inc.	1,989	70
* Boston Scientific Corp.	10,876	62
Thermo Fisher Scientific Inc.	1,096	55
Covidien plc	1,015	53
Aetna Inc.	1,207	49
* CareFusion Corp.	1,673	41
Humana Inc.	518	40

* Hospira Inc.	1,227	38
Coventry Health Care Inc.	1,053	32
Agilent Technologies Inc.	777	32
PerkinElmer Inc.	843	22
DENTSPLY International Inc.	425	16
* Tenet Healthcare Corp.	3,065	14
Patterson Cos. Inc.	319	11
		2,944
Industrials (10.9%)
General Electric Co.	79,218	1,512
FedEx Corp.	2,354	210
Tyco International Ltd.	3,451	184
Caterpillar Inc.	1,698	149
Boeing Co.	2,122	148
United Technologies Corp.	1,909	142
Honeywell International Inc.	2,150	120
Waste Management Inc.	3,460	112
Northrop Grumman Corp.	1,893	111
Eaton Corp.	2,509	107
3M Co.	1,196	101
PACCAR Inc.	2,677	101
Ingersoll-Rand plc	2,229	92
CSX Corp.	4,179	87
Illinois Tool Works Inc.	1,415	80
Emerson Electric Co.	1,600	75
Precision Castparts Corp.	392	65
General Dynamics Corp.	1,016	65
Republic Services Inc. Class A	2,364	62
Raytheon Co.	1,069	54
Southwest Airlines Co.	5,793	52
Danaher Corp.	986	51
L-3 Communications Holdings Inc.	743	51
Textron Inc.	2,096	50
Norfolk Southern Corp.	590	39
Stanley Black & Decker Inc.	573	38
* Quanta Services Inc.	1,590	36
Cummins Inc.	360	35
Xylem Inc.	1,376	35
* Jacobs Engineering Group Inc.	967	34
Cooper Industries plc	472	33
Parker Hannifin Corp.	394	32
Cintas Corp.	821	30
Fastenal Co.	639	28
Fluor Corp.	517	24
Dover Corp.	426	24
Avery Dennison Corp.	804	23
Masco Corp.	1,838	23
Pitney Bowes Inc.	1,487	20
Robert Half International Inc.	691	20
Equifax Inc.	412	19
Iron Mountain Inc.	628	18
Expeditors International of Washington Inc.	458	18
Ryder System Inc.	380	16
Rockwell Collins Inc.	303	15
RR Donnelley & Sons Co.	1,337	14
Snap-on Inc.	198	12

Flowserve Corp.	100	10
		4,377
Information Technology (10.7%)
Microsoft Corp.	24,040	702
Cisco Systems Inc.	40,322	658
Intel Corp.	18,327	474
Hewlett-Packard Co.	14,791	335
* EMC Corp.	6,917	165
Corning Inc.	11,398	148
* Dell Inc.	11,432	141
* Yahoo! Inc.	9,094	139
* eBay Inc.	3,007	118
Motorola Solutions Inc.	2,206	106
Texas Instruments Inc.	3,693	105
TE Connectivity Ltd.	3,196	100
Applied Materials Inc.	9,681	100
Xerox Corp.	9,980	72
Accenture plc Class A	1,212	69
CA Inc.	2,728	68
* Adobe Systems Inc.	1,998	62
Fidelity National Information Services Inc.	1,757	58
* Western Digital Corp.	1,754	55
* Symantec Corp.	3,206	48
* Micron Technology Inc.	7,442	43
Western Union Co.	2,475	41
* NVIDIA Corp.	3,093	38
Paychex Inc.	1,183	35
Harris Corp.	849	34
Analog Devices Inc.	866	31
Computer Sciences Corp.	1,155	31
Total System Services Inc.	1,208	28
* Autodesk Inc.	861	28
* Advanced Micro Devices Inc.	4,361	27
Jabil Circuit Inc.	1,384	26
* VeriSign Inc.	621	24
Molex Inc.	1,021	24
* Juniper Networks Inc.	1,333	23
SAIC Inc.	2,058	23
* Electronic Arts Inc.	1,283	17
* JDS Uniphase Corp.	1,708	17
Linear Technology Corp.	595	17
* LSI Corp.	2,099	14
Lexmark International Inc. Class A	535	13
* BMC Software Inc.	303	13
* Novellus Systems Inc.	232	10
* Teradyne Inc.	517	7
FLIR Systems Inc.	267	6
		4,293
Materials (3.0%)
Dow Chemical Co.	8,869	275
Freeport-McMoRan Copper & Gold Inc.	7,092	227
EI du Pont de Nemours & Co.	2,236	108
International Paper Co.	3,277	96
Nucor Corp.	2,378	85
Alcoa Inc.	7,989	68
Air Products & Chemicals Inc.	539	43

Mosaic Co.	821	39
MeadWestvaco Corp.	1,272	35
Vulcan Materials Co.	961	33
Allegheny Technologies Inc.	793	26
Eastman Chemical Co.	533	25
* Owens-Illinois Inc.	1,223	24
Bemis Co. Inc.	767	23
Sealed Air Corp.	1,431	22
United States Steel Corp.	1,075	22
Ball Corp.	515	21
Airgas Inc.	137	12
Titanium Metals Corp.	615	7
		1,191
Telecommunication Services (5.6%)
AT&T Inc.	44,386	1,517
Verizon Communications Inc.	9,765	406
CenturyLink Inc.	4,638	182
* Sprint Nextel Corp.	22,493	58
Windstream Corp.	4,395	41
Frontier Communications Corp.	7,411	28
* MetroPCS Communications Inc.	2,187	14
		2,246
Utilities (6.7%)
Exelon Corp.	6,368	235
Duke Energy Corp.	9,996	220
FirstEnergy Corp.	3,126	146
American Electric Power Co. Inc.	3,623	139
PG&E Corp.	3,088	135
Southern Co.	2,663	122
PPL Corp.	4,344	119
Public Service Enterprise Group Inc.	3,783	118
Sempra Energy	1,802	117
Edison International	2,442	110
Xcel Energy Inc.	3,648	102
NextEra Energy Inc.	1,309	86
Entergy Corp.	1,324	85
Northeast Utilities	2,338	84
DTE Energy Co.	1,269	72
Dominion Resources Inc.	1,282	67
Wisconsin Energy Corp.	1,722	65
CenterPoint Energy Inc.	3,197	65
Consolidated Edison Inc.	1,033	62
Ameren Corp.	1,820	59
* AES Corp.	4,799	58
NiSource Inc.	2,115	53
Progress Energy Inc.	911	50
CMS Energy Corp.	1,928	45
SCANA Corp.	871	41
Pinnacle West Capital Corp.	823	41
AGL Resources Inc.	877	33
Pepco Holdings Inc.	1,717	33
Integrys Energy Group Inc.	591	32
TECO Energy Inc.	1,606	28
* NRG Energy Inc.	1,710	26
ONEOK Inc.	312	26
		2,674

Total Investments (99.7%) (Cost $38,183)	39,955
Other Assets and Liabilities-Net (0.3%)	106
Net Assets (100%)	40,061
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $38,183,000. Net unrealized appreciation of investment securities for tax purposes was $1,772,000, consisting of unrealized gains of $3,174,000 on securities that had risen in value since their purchase and $1,402,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.3%)
McDonald's Corp.	11,946	1,067
* Amazon.com Inc.	4,270	909
Starbucks Corp.	8,836	485
NIKE Inc. Class B	4,306	466
Home Depot Inc.	8,317	410
Yum! Brands Inc.	5,400	380
TJX Cos. Inc.	8,846	376
* priceline.com Inc.	585	366
* DIRECTV Class A	7,931	353
Viacom Inc. Class B	6,336	303
Target Corp.	4,806	278
Coach Inc.	3,377	228
* Bed Bath & Beyond Inc.	2,779	201
Time Warner Cable Inc.	2,508	189
Ross Stores Inc.	2,736	173
* Discovery Communications Inc. Class A	3,035	152
* Chipotle Mexican Grill Inc. Class A	367	152
VF Corp.	1,023	144
* Dollar Tree Inc.	1,395	144
* O'Reilly Automotive Inc.	1,495	143
* AutoZone Inc.	320	122
Ralph Lauren Corp. Class A	760	113
Wynn Resorts Ltd.	932	96
Family Dollar Stores Inc.	1,382	94
Kohl's Corp.	1,936	89
Omnicom Group Inc.	1,852	88
Limited Brands Inc.	1,990	88
Tiffany & Co.	1,485	82
McGraw-Hill Cos. Inc.	1,890	82
Genuine Parts Co.	1,276	80
* BorgWarner Inc.	1,035	74
Starwood Hotels & Resorts Worldwide Inc.	1,329	70
Nordstrom Inc.	1,404	67
Scripps Networks Interactive Inc. Class A	1,123	62
Mattel Inc.	1,785	56
Darden Restaurants Inc.	1,057	55
Harley-Davidson Inc.	1,097	53
Marriott International Inc. Class A	1,254	49
* Fossil Inc.	607	44
* Apollo Group Inc. Class A	1,323	42
* Netflix Inc.	648	41
Expedia Inc.	699	32
* TripAdvisor Inc.	678	29
Hasbro Inc.	799	28
* Urban Outfitters Inc.	1,002	28
DeVry Inc.	702	19
* Big Lots Inc.	500	18

* PulteGroup Inc.	1,539	14
		8,634
Consumer Staples (14.3%)
Coca-Cola Co.	26,542	1,983
Philip Morris International Inc.	20,194	1,707
Procter & Gamble Co.	24,227	1,509
PepsiCo Inc.	18,420	1,250
Wal-Mart Stores Inc.	12,905	849
Colgate-Palmolive Co.	5,625	553
Kraft Foods Inc.	11,198	429
Kimberly-Clark Corp.	4,617	366
Costco Wholesale Corp.	3,011	260
Altria Group Inc.	7,921	255
General Mills Inc.	5,071	194
Mead Johnson Nutrition Co.	2,389	193
HJ Heinz Co.	2,854	151
Estee Lauder Cos. Inc. Class A	2,632	143
Kellogg Co.	2,885	141
Lorillard Inc.	1,051	130
Whole Foods Market Inc.	1,425	126
Hershey Co.	1,795	120
Brown-Forman Corp. Class B	1,163	101
Reynolds American Inc.	2,152	90
Clorox Co.	1,063	73
McCormick & Co. Inc.	1,128	64
JM Smucker Co.	773	59
Sara Lee Corp.	2,563	54
Dr Pepper Snapple Group Inc.	1,290	53
Campbell Soup Co.	1,145	36
Hormel Foods Corp.	723	22
		10,911
Energy (10.7%)
Exxon Mobil Corp.	35,376	2,782
Chevron Corp.	12,520	1,231
Schlumberger Ltd.	15,642	989
Occidental Petroleum Corp.	6,849	543
EOG Resources Inc.	3,156	313
Apache Corp.	3,157	257
National Oilwell Varco Inc.	3,485	233
Halliburton Co.	6,285	189
Anadarko Petroleum Corp.	2,860	174
Pioneer Natural Resources Co.	1,443	139
* Cameron International Corp.	2,882	132
Baker Hughes Inc.	3,085	129
* Southwestern Energy Co.	4,096	115
* FMC Technologies Inc.	2,808	113
Noble Energy Inc.	1,304	110
Spectra Energy Corp.	3,430	98
Williams Cos. Inc.	3,155	96
Kinder Morgan Inc.	2,489	85
Cabot Oil & Gas Corp.	2,453	80
Range Resources Corp.	1,333	76
Peabody Energy Corp.	3,182	74
Helmerich & Payne Inc.	1,255	57
CONSOL Energy Inc.	1,915	54
EQT Corp.	1,053	49

Diamond Offshore Drilling Inc.	814	47
* Newfield Exploration Co.	1,056	32
* WPX Energy Inc.	1,276	19
* Kinder Morgan Inc. Warrants, Exp. Date 5/25/17	126	1
		8,217
Financials (4.6%)
American Express Co.	7,141	399
Simon Property Group Inc.	2,371	350
American Tower Corporation	4,618	300
BlackRock Inc.	1,501	256
Aflac Inc.	5,483	220
Ventas Inc.	3,392	199
Franklin Resources Inc.	1,669	178
T. Rowe Price Group Inc.	2,968	171
Public Storage	1,184	158
Equity Residential	2,504	153
Travelers Cos. Inc.	2,393	149
Chubb Corp.	1,809	130
Aon plc	2,551	119
AvalonBay Communities Inc.	772	108
* IntercontinentalExchange Inc.	850	104
Boston Properties Inc.	939	97
Vornado Realty Trust	1,152	94
HCP Inc.	2,113	86
Health Care REIT Inc.	1,401	78
Prologis Inc.	1,987	63
Moody's Corp.	1,221	45
Plum Creek Timber Co. Inc.	892	33
Apartment Investment & Management Co. Class A	651	18
		3,508
Health Care (15.5%)
Johnson & Johnson	32,193	2,010
Abbott Laboratories	18,440	1,139
Merck & Co. Inc.	23,204	872
UnitedHealth Group Inc.	12,255	683
Amgen Inc.	9,282	645
* Express Scripts Holding Co.	9,373	489
* Gilead Sciences Inc.	8,882	444
Bristol-Myers Squibb Co.	12,077	403
* Biogen Idec Inc.	2,800	366
* Celgene Corp.	5,147	351
Eli Lilly & Co.	8,383	343
Baxter International Inc.	6,572	333
Allergan Inc.	3,571	322
Medtronic Inc.	7,934	292
* Intuitive Surgical Inc.	461	241
Covidien plc	4,085	212
* Alexion Pharmaceuticals Inc.	2,181	198
Stryker Corp.	3,802	196
Becton Dickinson and Co.	2,467	180
St. Jude Medical Inc.	3,752	144
WellPoint Inc.	1,999	135
* Cerner Corp.	1,708	133
Thermo Fisher Scientific Inc.	2,570	130
Zimmer Holdings Inc.	2,085	126
Agilent Technologies Inc.	2,857	116

* Edwards Lifesciences Corp.	1,346	115
Perrigo Co.	1,096	114
* Mylan Inc.	5,012	109
* Watson Pharmaceuticals Inc.	1,489	106
Quest Diagnostics Inc.	1,858	106
CR Bard Inc.	988	96
* Laboratory Corp. of America Holdings	1,138	95
Aetna Inc.	2,224	91
* DaVita Inc.	1,102	90
Humana Inc.	1,118	85
* Life Technologies Corp.	2,084	85
* Waters Corp.	1,043	83
* Varian Medical Systems Inc.	1,325	78
DENTSPLY International Inc.	998	37
Patterson Cos. Inc.	526	18
		11,811
Industrials (10.1%)
United Parcel Service Inc. Class B	11,244	843
Union Pacific Corp.	5,630	627
United Technologies Corp.	7,686	570
3M Co.	6,272	529
Caterpillar Inc.	4,937	433
Boeing Co.	5,423	377
Deere & Co.	4,713	348
Honeywell International Inc.	5,729	319
Emerson Electric Co.	6,117	286
Danaher Corp.	5,168	269
Lockheed Martin Corp.	3,127	259
Illinois Tool Works Inc.	3,464	194
Norfolk Southern Corp.	2,946	193
Goodrich Corp.	1,477	186
Precision Castparts Corp.	1,090	181
General Dynamics Corp.	2,590	166
Cummins Inc.	1,690	164
WW Grainger Inc.	714	138
CSX Corp.	5,807	121
Rockwell Automation Inc.	1,667	121
Raytheon Co.	2,308	116
Roper Industries Inc.	1,134	115
CH Robinson Worldwide Inc.	1,912	111
Fastenal Co.	2,454	109
Parker Hannifin Corp.	1,151	94
* Stericycle Inc.	991	86
Dover Corp.	1,484	84
Cooper Industries plc	1,118	79
Pall Corp.	1,354	75
Stanley Black & Decker Inc.	1,096	73
Joy Global Inc.	1,239	69
Expeditors International of Washington Inc.	1,763	67
Rockwell Collins Inc.	1,270	64
Fluor Corp.	1,168	55
Flowserve Corp.	486	50
Dun & Bradstreet Corp.	560	38
Equifax Inc.	765	35
Iron Mountain Inc.	1,027	29
Snap-on Inc.	368	22
Robert Half International Inc.	582	17

Masco Corp.	1,299	16
		7,728
Information Technology (27.3%)
* Apple Inc.	10,935	6,318
International Business Machines Corp.	13,589	2,621
* Google Inc. Class A	2,975	1,728
Microsoft Corp.	49,920	1,457
Oracle Corp.	45,974	1,217
QUALCOMM Inc.	19,836	1,137
Intel Corp.	29,881	772
Visa Inc. Class A	5,834	672
Mastercard Inc. Class A	1,247	507
* eBay Inc.	8,731	342
Accenture plc Class A	5,693	325
* EMC Corp.	13,244	316
Automatic Data Processing Inc.	5,754	300
* Salesforce.com Inc.	1,596	221
Texas Instruments Inc.	7,660	218
* Cognizant Technology Solutions Corp. Class A	3,559	207
Intuit Inc.	3,462	195
Broadcom Corp. Class A	5,744	186
* Citrix Systems Inc.	2,173	159
* Teradata Corp.	1,960	130
* NetApp Inc.	4,248	126
Altera Corp.	3,775	126
* Red Hat Inc.	2,261	116
* Fiserv Inc.	1,622	109
Amphenol Corp. Class A	1,912	102
Xilinx Inc.	3,069	98
* F5 Networks Inc.	931	96
* SanDisk Corp.	2,837	93
KLA-Tencor Corp.	1,951	89
* Adobe Systems Inc.	2,663	83
Analog Devices Inc.	2,132	78
* Juniper Networks Inc.	4,065	70
Microchip Technology Inc.	2,249	70
* BMC Software Inc.	1,448	61
* Akamai Technologies Inc.	2,077	61
Paychex Inc.	1,922	58
Western Union Co.	3,412	56
* Symantec Corp.	3,502	52
Linear Technology Corp.	1,751	51
* Autodesk Inc.	1,300	42
* VeriSign Inc.	904	35
FLIR Systems Inc.	1,384	30
* NVIDIA Corp.	2,289	28
* Electronic Arts Inc.	1,864	25
* LSI Corp.	3,303	22
* Teradyne Inc.	1,395	20
* Novellus Systems Inc.	464	19
* First Solar Inc.	701	9
		20,853
Materials (3.7%)
Monsanto Co.	6,279	485
Praxair Inc.	3,500	372
EI du Pont de Nemours & Co.	7,435	359

Newmont Mining Corp.	5,808	274
Ecolab Inc.	3,418	216
PPG Industries Inc.	1,780	184
Sherwin-Williams Co.	1,015	132
CF Industries Holdings Inc.	768	131
Air Products & Chemicals Inc.	1,630	129
Mosaic Co.	2,196	105
Sigma-Aldrich Corp.	1,417	98
FMC Corp.	1,634	83
Cliffs Natural Resources Inc.	1,662	79
International Flavors & Fragrances Inc.	948	53
Airgas Inc.	586	51
Ball Corp.	1,028	41
Eastman Chemical Co.	770	36
		2,828
Telecommunication Services (1.2%)
Verizon Communications Inc.	17,957	748
* Crown Castle International Corp.	2,931	160
		908
Utilities (1.3%)
Southern Co.	5,998	275
Dominion Resources Inc.	4,683	244
NextEra Energy Inc.	2,834	185
Progress Energy Inc.	2,039	112
Consolidated Edison Inc.	1,821	110
ONEOK Inc.	731	61
		987
Total Investments (100.0%) (Cost $71,948)		76,385
Other Assets and Liabilities-Net (0.0%)		33
Net Assets (100%)		76,418
* Non-income-producing security.
REIT—Real Estate Investment Trust.

S&P 500 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $71,948,000. Net unrealized appreciation of investment securities for tax purposes was $4,437,000, consisting of unrealized gains of $6,606,000 on securities that had risen in value since their purchase and $2,169,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.7%)
PetSmart Inc.	11,388	734
Tractor Supply Co.	7,276	665
PVH Corp.	6,899	559
* LKQ Corp.	15,025	547
Advance Auto Parts Inc.	7,442	543
Polaris Industries Inc.	6,985	531
Foot Locker Inc.	15,429	490
Dick's Sporting Goods Inc.	9,854	458
* Panera Bread Co. Class A	3,032	445
* NVR Inc.	516	415
* Toll Brothers Inc.	14,960	408
* Mohawk Industries Inc.	5,828	397
Signet Jewelers Ltd.	8,868	387
American Eagle Outfitters Inc.	19,768	382
* Under Armour Inc. Class A	3,750	378
Williams-Sonoma Inc.	10,498	366
Gentex Corp.	14,710	328
Tupperware Brands Corp.	5,728	310
* Tempur-Pedic International Inc.	6,490	300
* Carter's Inc.	5,220	281
* Hanesbrands Inc.	9,940	277
* Ascena Retail Group Inc.	13,735	260
Brinker International Inc.	7,999	258
Service Corp. International	22,567	258
Chico's FAS Inc.	17,082	249
Cinemark Holdings Inc.	10,353	239
* AMC Networks Inc. Class A	5,855	226
* Deckers Outdoor Corp.	3,956	220
John Wiley & Sons Inc. Class A	4,795	218
Sotheby's	6,875	210
Aaron's Inc.	7,753	206
* Bally Technologies Inc.	4,375	204
Rent-A-Center Inc.	6,046	204
* Life Time Fitness Inc.	4,334	186
* Warnaco Group Inc.	4,113	183
Guess? Inc.	6,811	181
* Cheesecake Factory Inc.	5,572	181
* Saks Inc.	15,896	157
HSN Inc.	4,014	156
* Aeropostale Inc.	8,235	152
* Lamar Advertising Co. Class A	5,979	147
Wendy's Co.	30,260	139
Thor Industries Inc.	4,480	138
* ANN Inc.	4,933	133
* Collective Brands Inc.	6,181	131
* DreamWorks Animation SKG Inc. Class A	7,293	130
Bob Evans Farms Inc.	2,978	121
* WMS Industries Inc.	5,648	116
Meredith Corp.	3,792	112

MDC Holdings Inc.	3,869	111
Regis Corp.	5,786	106
* ITT Educational Services Inc.	1,860	106
Strayer Education Inc.	1,166	105
Matthews International Corp. Class A	2,900	87
* Valassis Communications Inc.	4,364	87
* New York Times Co. Class A	12,389	82
Scholastic Corp.	2,572	69
* Barnes & Noble Inc.	4,186	69
International Speedway Corp. Class A	2,853	69
* Office Depot Inc.	28,690	62
KB Home	7,372	53
* Scientific Games Corp. Class A	5,960	51
RadioShack Corp.	10,154	47
		15,420
Consumer Staples (4.2%)
* Monster Beverage Corp.	15,471	1,123
Church & Dwight Co. Inc.	14,527	773
* Energizer Holdings Inc.	6,729	491
Corn Products International Inc.	7,776	397
* Ralcorp Holdings Inc.	5,634	358
* Smithfield Foods Inc.	16,423	323
* Green Mountain Coffee Roasters Inc.	13,255	313
Flowers Foods Inc.	11,500	253
* Harris Teeter Supermarkets Inc.	5,027	189
Lancaster Colony Corp.	2,033	137
Universal Corp.	2,374	107
SUPERVALU Inc.	21,655	98
* Post Holdings Inc.	2,818	85
Tootsie Roll Industries Inc.	2,599	58
		4,705
Energy (5.3%)
HollyFrontier Corp.	21,245	626
Oceaneering International Inc.	11,023	509
* Plains Exploration & Production Co.	13,081	468
Cimarex Energy Co.	8,743	466
SM Energy Co.	6,542	354
* Oil States International Inc.	5,239	349
* Superior Energy Services Inc.	16,080	348
* Dresser-Rand Group Inc.	7,711	338
Energen Corp.	7,357	325
World Fuel Services Corp.	7,250	272
Patterson-UTI Energy Inc.	15,796	239
Tidewater Inc.	5,224	235
* Atwood Oceanics Inc.	5,776	221
* Dril-Quip Inc.	3,525	214
* Helix Energy Solutions Group Inc.	10,772	185
* Unit Corp.	4,231	168
CARBO Ceramics Inc.	2,026	165
Arch Coal Inc.	21,751	138
* Northern Oil and Gas Inc.	6,483	116
* Forest Oil Corp.	12,013	100
* Bill Barrett Corp.	4,799	93
* Quicksilver Resources Inc.	12,100	54
* Patriot Coal Corp.	9,499	22
		6,005

Financials (21.8%)
Macerich Co.	13,465	768
SL Green Realty Corp.	8,811	661
UDR Inc.	24,709	640
Federal Realty Investment Trust	6,498	639
* Affiliated Managers Group Inc.	5,463	563
Everest Re Group Ltd.	5,484	560
New York Community Bancorp Inc.	44,754	553
Rayonier Inc.	12,491	537
Essex Property Trust Inc.	3,553	535
Camden Property Trust	8,040	523
Realty Income Corp.	13,609	522
* Alleghany Corp.	1,483	488
WR Berkley Corp.	11,395	437
Alexandria Real Estate Equities Inc.	6,329	433
Taubman Centers Inc.	5,924	432
Fidelity National Financial Inc. Class A	22,607	426
* MSCI Inc. Class A	12,394	419
Liberty Property Trust	11,893	412
Arthur J Gallagher & Co.	11,739	408
Regency Centers Corp.	9,175	402
Raymond James Financial Inc.	11,378	389
BRE Properties Inc.	7,728	380
Reinsurance Group of America Inc. Class A	7,488	376
Duke Realty Corp.	26,432	366
Cullen/Frost Bankers Inc.	6,254	356
Senior Housing Properties Trust	16,595	343
East West Bancorp Inc.	15,171	340
American Campus Communities Inc.	7,608	334
HCC Insurance Holdings Inc.	10,622	332
Jones Lang LaSalle Inc.	4,451	323
Weingarten Realty Investors	12,331	315
Commerce Bancshares Inc.	8,079	313
American Financial Group Inc.	7,792	303
Brown & Brown Inc.	11,831	303
Hospitality Properties Trust	12,604	296
Home Properties Inc.	4,929	295
* Signature Bank	4,713	289
First Niagara Financial Group Inc.	35,847	289
Eaton Vance Corp.	11,778	287
National Retail Properties Inc.	10,777	285
BioMed Realty Trust Inc.	15,714	284
* SVB Financial Group	4,452	266
SEI Investments Co.	14,752	264
Hancock Holding Co.	8,635	263
Old Republic International Corp.	26,493	262
Waddell & Reed Financial Inc. Class A	8,719	250
Mack-Cali Realty Corp.	8,943	244
Highwoods Properties Inc.	7,403	239
City National Corp.	4,768	237
CBOE Holdings Inc.	9,071	229
Valley National Bancorp	20,064	225
Associated Banc-Corp	17,723	224
Omega Healthcare Investors Inc.	10,583	223
Protective Life Corp.	8,320	219
Bank of Hawaii Corp.	4,683	217
Fulton Financial Corp.	20,404	207

Prosperity Bancshares Inc.	4,810	205
Jefferies Group Inc.	15,363	205
Aspen Insurance Holdings Ltd.	7,216	204
TCF Financial Corp.	16,117	190
Washington Federal Inc.	10,961	180
Hanover Insurance Group Inc.	4,590	179
FirstMerit Corp.	11,138	177
First American Financial Corp.	10,755	170
Corporate Office Properties Trust	7,346	162
Mercury General Corp.	3,696	161
Trustmark Corp.	6,548	160
StanCorp Financial Group Inc.	4,523	157
Synovus Financial Corp.	80,803	154
Webster Financial Corp.	7,499	152
Kemper Corp.	5,118	150
Apollo Investment Corp.	20,100	150
Janus Capital Group Inc.	19,215	140
Cathay General Bancorp	8,025	133
Westamerica Bancorporation	2,869	128
Equity One Inc.	6,087	121
Potlatch Corp.	4,103	118
BancorpSouth Inc.	8,391	113
Greenhill & Co. Inc.	2,950	103
International Bancshares Corp.	5,428	100
Astoria Financial Corp.	8,558	77
		24,514
Health Care (10.8%)
* Vertex Pharmaceuticals Inc.	21,458	1,288
* Regeneron Pharmaceuticals Inc.	7,770	1,054
* Henry Schein Inc.	9,160	681
* Mettler-Toledo International Inc.	3,212	501
* IDEXX Laboratories Inc.	5,616	476
* ResMed Inc.	14,711	456
* Hologic Inc.	26,913	451
* Catalyst Health Solutions Inc.	5,127	445
Cooper Cos. Inc.	4,866	415
* Endo Health Solutions Inc.	11,907	387
Universal Health Services Inc. Class B	9,869	382
* Gen-Probe Inc.	4,616	374
Omnicare Inc.	11,593	365
* AMERIGROUP Corp.	4,902	306
* MEDNAX Inc.	5,011	306
* Covance Inc.	5,660	263
Techne Corp.	3,761	255
Teleflex Inc.	4,150	247
* WellCare Health Plans Inc.	4,364	246
* United Therapeutics Corp.	5,461	242
* HMS Holdings Corp.	8,788	235
Medicis Pharmaceutical Corp. Class A	6,000	217
* Health Net Inc.	8,438	216
* Allscripts Healthcare Solutions Inc.	19,462	211
Lincare Holdings Inc.	8,893	204
* Bio-Rad Laboratories Inc. Class A	2,012	200
* Community Health Systems Inc.	9,012	198
* VCA Antech Inc.	8,906	192
Hill-Rom Holdings Inc.	6,317	186
Owens & Minor Inc.	6,480	185

* LifePoint Hospitals Inc.	4,934	182
* Thoratec Corp.	5,960	181
STERIS Corp.	5,880	176
* Charles River Laboratories International Inc.	4,986	166
* Health Management Associates Inc. Class A	25,950	166
* Masimo Corp.	5,948	112
		12,167
Industrials (16.5%)
AMETEK Inc.	16,373	830
Kansas City Southern	11,215	740
Donaldson Co. Inc.	15,195	543
JB Hunt Transport Services Inc.	9,196	525
Hubbell Inc. Class B	6,081	480
* BE Aerospace Inc.	10,603	459
Pentair Inc.	10,064	410
Timken Co.	8,577	409
Lincoln Electric Holdings Inc.	8,546	407
* AGCO Corp.	9,918	399
Waste Connections Inc.	12,575	389
KBR Inc.	15,103	385
SPX Corp.	5,229	376
* Fortune Brands Home & Security Inc.	16,108	364
Wabtec Corp.	4,902	356
IDEX Corp.	8,551	340
MSC Industrial Direct Co. Inc. Class A	4,700	337
Carlisle Cos. Inc.	6,304	328
Towers Watson & Co. Class A	5,165	311
Nordson Corp.	5,802	311
* Kirby Corp.	5,700	301
* Clean Harbors Inc.	4,826	300
* Copart Inc.	10,875	295
Manpower Inc.	8,178	294
URS Corp.	8,122	294
Graco Inc.	6,098	294
* United Rentals Inc.	8,445	292
Kennametal Inc.	8,139	283
Gardner Denver Inc.	5,170	280
* Corrections Corp. of America	10,140	264
Triumph Group Inc.	4,396	263
Valmont Industries Inc.	2,293	263
Regal-Beloit Corp.	4,241	256
Landstar System Inc.	4,759	251
CLARCOR Inc.	5,120	250
* Alaska Air Group Inc.	7,223	248
Acuity Brands Inc.	4,289	234
Woodward Inc.	6,117	231
Lennox International Inc.	5,182	222
Alexander & Baldwin Inc.	4,269	218
Watsco Inc.	2,898	213
* Esterline Technologies Corp.	3,126	202
Trinity Industries Inc.	8,170	202
Con-way Inc.	5,688	201
ITT Corp.	9,666	198
* AECOM Technology Corp.	11,932	194
* Oshkosh Corp.	9,337	191
Exelis Inc.	18,820	188
Crane Co.	4,949	187

* Terex Corp.	11,186	186
* Huntington Ingalls Industries Inc.	4,978	183
GATX Corp.	4,763	182
* Shaw Group Inc.	6,646	169
Harsco Corp.	8,214	165
Alliant Techsystems Inc.	3,369	165
UTi Worldwide Inc.	10,483	164
* General Cable Corp.	5,078	144
Rollins Inc.	6,598	140
* FTI Consulting Inc.	4,249	134
Mine Safety Appliances Co.	3,143	129
Corporate Executive Board Co.	3,401	124
Deluxe Corp.	5,203	120
Werner Enterprises Inc.	4,541	111
* JetBlue Airways Corp.	20,997	110
Herman Miller Inc.	5,916	109
Brink's Co.	4,787	109
HNI Corp.	4,579	106
Granite Construction Inc.	3,511	80
* Korn/Ferry International	4,881	66
		18,504
Information Technology (15.8%)
* Equinix Inc.	4,761	777
* Alliance Data Systems Corp.	5,105	643
* Trimble Navigation Ltd.	12,693	599
* ANSYS Inc.	9,465	586
* Rackspace Hosting Inc.	10,636	526
* Skyworks Solutions Inc.	19,223	516
FactSet Research Systems Inc.	4,605	485
* Lam Research Corp.	12,231	456
* TIBCO Software Inc.	17,001	455
* Informatica Corp.	10,955	454
* Avnet Inc.	14,800	451
* Synopsys Inc.	14,876	440
* MICROS Systems Inc.	8,155	430
* VeriFone Systems Inc.	10,810	390
* Gartner Inc.	9,527	388
* Arrow Electronics Inc.	11,418	387
* NCR Corp.	16,152	346
Global Payments Inc.	7,996	340
* Atmel Corp.	46,012	322
Solera Holdings Inc.	7,148	317
* Cree Inc.	11,792	296
* Concur Technologies Inc.	4,778	295
Jack Henry & Associates Inc.	8,838	292
* Cadence Design Systems Inc.	27,912	285
* Ingram Micro Inc.	15,291	273
* Rovi Corp.	10,930	267
* AOL Inc.	9,655	265
* Riverbed Technology Inc.	16,079	264
Broadridge Financial Solutions Inc.	12,636	256
National Instruments Corp.	9,467	246
* Parametric Technology Corp.	12,074	244
Diebold Inc.	6,367	236
* Wright Express Corp.	3,943	221
* NeuStar Inc. Class A	6,866	221
Cypress Semiconductor Corp.	15,774	208

* Polycom Inc.	18,079	207
* Compuware Corp.	22,290	201
* Tech Data Corp.	4,205	200
Lender Processing Services Inc.	8,600	198
ADTRAN Inc.	6,509	190
* CoreLogic Inc.	10,867	185
* Zebra Technologies Corp.	5,303	177
DST Systems Inc.	3,424	175
* Vishay Intertechnology Inc.	16,034	170
* Fairchild Semiconductor International Inc. Class A	12,845	170
* Convergys Corp.	11,830	165
* Semtech Corp.	6,641	160
* ACI Worldwide Inc.	4,001	153
Fair Isaac Corp.	3,675	149
* Silicon Laboratories Inc.	4,307	149
* Itron Inc.	4,063	146
* Quest Software Inc.	5,793	145
* ValueClick Inc.	8,193	144
* QLogic Corp.	10,065	137
* Ciena Corp.	10,063	136
Tellabs Inc.	37,243	136
Intersil Corp. Class A	12,915	136
* Mentor Graphics Corp.	9,498	134
* International Rectifier Corp.	7,046	133
Plantronics Inc.	4,386	132
* Acxiom Corp.	7,984	112
* Monster Worldwide Inc.	12,571	108
* RF Micro Devices Inc.	28,180	106
* Advent Software Inc.	3,283	86
* Integrated Device Technology Inc.	14,444	79
Mantech International Corp. Class A	2,374	52
* MEMC Electronic Materials Inc.	23,576	39
		17,787
Materials (6.3%)
Albemarle Corp.	9,074	551
Ashland Inc.	7,991	511
Valspar Corp.	9,524	459
Rock-Tenn Co. Class A	7,203	372
Reliance Steel & Aluminum Co.	7,657	361
RPM International Inc.	13,393	353
Aptargroup Inc.	6,751	342
Sonoco Products Co.	10,260	316
Martin Marietta Materials Inc.	4,656	314
Domtar Corp.	3,744	296
Cytec Industries Inc.	4,669	282
Packaging Corp. of America	9,832	264
Cabot Corp.	6,424	243
Compass Minerals International Inc.	3,365	239
Steel Dynamics Inc.	22,314	235
NewMarket Corp.	1,082	226
Silgan Holdings Inc.	5,060	211
Carpenter Technology Corp.	4,477	202
Scotts Miracle-Gro Co. Class A	4,398	190
Sensient Technologies Corp.	5,128	187
Olin Corp.	8,167	157
Commercial Metals Co.	11,789	138
Greif Inc. Class A	3,132	137

* Louisiana-Pacific Corp.	14,007	132
Minerals Technologies Inc.	1,810	115
* Intrepid Potash Inc.	5,372	105
Worthington Industries Inc.	5,352	87
		7,025
Telecommunication Services (0.5%)
* tw telecom inc Class A	15,307	355
Telephone & Data Systems Inc.	9,834	195
		550
Utilities (5.1%)
OGE Energy Corp.	10,006	533
Alliant Energy Corp.	11,327	495
MDU Resources Group Inc.	19,267	433
NV Energy Inc.	24,080	417
Westar Energy Inc.	12,862	368
National Fuel Gas Co.	8,476	366
Questar Corp.	18,155	364
UGI Corp.	11,441	328
Aqua America Inc.	14,150	327
Atmos Energy Corp.	9,191	305
Great Plains Energy Inc.	13,872	276
Hawaiian Electric Industries Inc.	9,796	270
Cleco Corp.	6,198	253
Vectren Corp.	8,347	245
WGL Holdings Inc.	5,251	205
IDACORP Inc.	5,094	200
PNM Resources Inc.	8,124	152
Black Hills Corp.	4,480	144
		5,681
Total Investments (100.0%) (Cost $113,405)		112,358
Other Assets and Liabilities-Net (0.0%)		44
Net Assets (100%)		112,402
* Non-income-producing security.

S&P Mid-Cap 400 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $113,405,000. Net unrealized appreciation of investment securities for tax purposes was $1,047,000, consisting of unrealized gains of $7,703,000 on securities that had risen in value since their purchase and $8,750,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (14.6%)
PetSmart Inc.	19,360	1,248
Tractor Supply Co.	12,367	1,130
PVH Corp.	11,724	950
* LKQ Corp.	25,540	931
Advance Auto Parts Inc.	12,646	922
Polaris Industries Inc.	11,871	902
* Panera Bread Co. Class A	5,150	757
* Under Armour Inc. Class A	6,377	642
Gentex Corp.	24,992	557
Dick's Sporting Goods Inc.	11,894	553
Tupperware Brands Corp.	9,733	526
* Tempur-Pedic International Inc.	11,011	509
* Carter's Inc.	8,887	479
* Deckers Outdoor Corp.	6,712	374
Signet Jewelers Ltd.	7,989	349
Williams-Sonoma Inc.	9,274	324
* Life Time Fitness Inc.	7,372	316
* Warnaco Group Inc.	7,004	312
* Ascena Retail Group Inc.	14,992	284
John Wiley & Sons Inc. Class A	5,881	268
Cinemark Holdings Inc.	11,120	256
* Cheesecake Factory Inc.	6,442	209
Guess? Inc.	7,764	207
Aaron's Inc.	7,517	200
* Bally Technologies Inc.	4,170	194
* ITT Educational Services Inc.	3,166	180
Strayer Education Inc.	1,980	178
* Aeropostale Inc.	8,678	160
* AMC Networks Inc. Class A	3,890	150
Sotheby's	4,575	139
HSN Inc.	3,414	133
* Lamar Advertising Co. Class A	4,684	115
Matthews International Corp. Class A	2,523	76
* Scientific Games Corp. Class A	3,452	29
		14,559
Consumer Staples (5.8%)
* Monster Beverage Corp.	26,303	1,910
Church & Dwight Co. Inc.	24,697	1,315
Corn Products International Inc.	13,219	675
* Green Mountain Coffee Roasters Inc.	22,560	532
* Energizer Holdings Inc.	6,407	467
* Ralcorp Holdings Inc.	4,315	274
Lancaster Colony Corp.	3,446	232
Flowers Foods Inc.	9,979	220
* Post Holdings Inc.	2,171	65
Tootsie Roll Industries Inc.	2,177	49
		5,739

Energy (5.7%)
Oceaneering International Inc.	18,739	866
Cimarex Energy Co.	14,865	792
SM Energy Co.	11,121	601
* Oil States International Inc.	8,902	593
* Dresser-Rand Group Inc.	13,106	575
Energen Corp.	8,757	387
* Dril-Quip Inc.	6,005	364
CARBO Ceramics Inc.	3,447	280
* Plains Exploration & Production Co.	7,793	279
* Atwood Oceanics Inc.	6,797	260
* Superior Energy Services Inc.	10,109	219
* Northern Oil and Gas Inc.	11,006	197
* Bill Barrett Corp.	8,145	157
* Helix Energy Solutions Group Inc.	4,792	82
		5,652
Financials (14.5%)
Federal Realty Investment Trust	11,041	1,085
Essex Property Trust Inc.	6,039	909
Taubman Centers Inc.	10,069	735
* MSCI Inc. Class A	21,065	712
Macerich Co.	11,443	653
Rayonier Inc.	14,653	630
Camden Property Trust	9,294	605
SL Green Realty Corp.	7,786	584
UDR Inc.	21,848	566
Realty Income Corp.	14,109	541
Home Properties Inc.	8,391	503
* Signature Bank	8,004	492
* Affiliated Managers Group Inc.	4,645	479
Alexandria Real Estate Equities Inc.	5,917	405
BRE Properties Inc.	8,014	395
Arthur J Gallagher & Co.	10,570	367
American Campus Communities Inc.	8,274	363
* Alleghany Corp.	1,057	348
Cullen/Frost Bankers Inc.	5,950	338
Regency Centers Corp.	7,332	321
Liberty Property Trust	8,100	281
Eaton Vance Corp.	11,225	273
CBOE Holdings Inc.	10,489	265
Senior Housing Properties Trust	12,718	263
Waddell & Reed Financial Inc. Class A	8,920	256
National Retail Properties Inc.	8,802	233
Commerce Bancshares Inc.	5,764	223
* SVB Financial Group	3,711	221
Brown & Brown Inc.	8,054	206
Prosperity Bancshares Inc.	4,671	200
Bank of Hawaii Corp.	3,977	184
Highwoods Properties Inc.	5,418	175
Omega Healthcare Investors Inc.	7,929	167
SEI Investments Co.	8,539	153
Westamerica Bancorporation	3,072	137
Potlatch Corp.	2,804	80
Greenhill & Co. Inc.	2,118	74
		14,422

Health Care (15.4%)
* Regeneron Pharmaceuticals Inc.	13,205	1,791
* Vertex Pharmaceuticals Inc.	19,334	1,161
* Henry Schein Inc.	15,574	1,157
* Mettler-Toledo International Inc.	5,458	852
* IDEXX Laboratories Inc.	9,546	810
* ResMed Inc.	25,007	775
* Catalyst Health Solutions Inc.	8,711	757
Cooper Cos. Inc.	8,271	705
* Endo Health Solutions Inc.	20,240	658
* Gen-Probe Inc.	7,842	635
* AMERIGROUP Corp.	8,341	520
* MEDNAX Inc.	8,517	520
* Covance Inc.	9,625	447
* Hologic Inc.	26,078	437
Techne Corp.	6,389	434
Universal Health Services Inc. Class B	10,739	416
* United Therapeutics Corp.	9,298	411
* HMS Holdings Corp.	14,910	399
Medicis Pharmaceutical Corp. Class A	10,220	369
* Allscripts Healthcare Solutions Inc.	33,037	357
* Bio-Rad Laboratories Inc. Class A	3,420	341
* Thoratec Corp.	10,132	307
Teleflex Inc.	4,812	286
Lincare Holdings Inc.	8,754	201
Hill-Rom Holdings Inc.	5,705	168
STERIS Corp.	5,110	153
* Masimo Corp.	7,200	135
* Charles River Laboratories International Inc.	3,906	130
		15,332
Industrials (16.3%)
AMETEK Inc.	27,836	1,412
Donaldson Co. Inc.	25,832	924
JB Hunt Transport Services Inc.	15,629	893
Kansas City Southern	12,394	818
Wabtec Corp.	8,331	605
Hubbell Inc. Class B	7,651	604
MSC Industrial Direct Co. Inc. Class A	7,990	573
* Clean Harbors Inc.	8,213	510
* Copart Inc.	18,517	502
* BE Aerospace Inc.	10,996	476
Gardner Denver Inc.	8,789	475
Waste Connections Inc.	14,747	456
Triumph Group Inc.	7,486	448
Valmont Industries Inc.	3,904	447
* Alaska Air Group Inc.	12,298	422
Towers Watson & Co. Class A	6,587	397
Woodward Inc.	10,414	393
Nordson Corp.	7,107	381
* Kirby Corp.	7,163	378
Watsco Inc.	4,925	363
Lincoln Electric Holdings Inc.	7,555	359
IDEX Corp.	9,012	358
SPX Corp.	4,799	345
Graco Inc.	6,640	320
Landstar System Inc.	5,926	312
CLARCOR Inc.	6,278	306

Pentair Inc.	7,020	286
Carlisle Cos. Inc.	4,825	251
Regal-Beloit Corp.	4,038	243
Crane Co.	6,238	236
* FTI Consulting Inc.	7,215	228
Acuity Brands Inc.	4,089	223
* Fortune Brands Home & Security Inc.	9,304	210
* United Rentals Inc.	5,611	194
* Esterline Technologies Corp.	2,817	182
Rollins Inc.	7,306	155
GATX Corp.	3,883	149
Alliant Techsystems Inc.	2,926	143
Corporate Executive Board Co.	3,233	118
Mine Safety Appliances Co.	2,566	105
		16,200
Information Technology (19.6%)
* Equinix Inc.	8,090	1,320
* Alliance Data Systems Corp.	8,678	1,093
* Trimble Navigation Ltd.	21,576	1,018
* ANSYS Inc.	16,090	996
* Rackspace Hosting Inc.	18,084	895
FactSet Research Systems Inc.	7,827	825
* Lam Research Corp.	20,792	776
* TIBCO Software Inc.	28,902	773
* Informatica Corp.	18,622	771
* MICROS Systems Inc.	13,860	731
* VeriFone Systems Inc.	18,376	664
* Gartner Inc.	16,195	659
* Skyworks Solutions Inc.	21,896	588
Global Payments Inc.	13,592	577
Solera Holdings Inc.	12,148	539
* Concur Technologies Inc.	8,128	503
Jack Henry & Associates Inc.	15,050	497
* Rovi Corp.	18,609	455
* Riverbed Technology Inc.	27,320	448
* Synopsys Inc.	12,892	381
* Wright Express Corp.	6,712	376
* NeuStar Inc. Class A	11,686	376
* Cree Inc.	14,628	367
ADTRAN Inc.	11,065	323
* Zebra Technologies Corp.	9,016	302
* Semtech Corp.	11,286	272
* ACI Worldwide Inc.	6,790	259
National Instruments Corp.	9,826	256
* Silicon Laboratories Inc.	7,337	253
* Atmel Corp.	33,689	236
* Polycom Inc.	18,498	212
* Parametric Technology Corp.	9,662	195
Lender Processing Services Inc.	8,339	192
Broadridge Financial Solutions Inc.	9,461	191
* Cadence Design Systems Inc.	16,150	165
Fair Isaac Corp.	3,755	153
* Advent Software Inc.	5,593	146
* Quest Software Inc.	5,518	138
* QLogic Corp.	9,251	126
* Ciena Corp.	9,082	123
Cypress Semiconductor Corp.	8,890	117

Plantronics Inc.	3,437	103
* ValueClick Inc.	5,014	88
Mantech International Corp. Class A	2,185	48
		19,526
Materials (5.2%)
Albemarle Corp.	15,427	936
Rock-Tenn Co. Class A	12,242	631
Aptargroup Inc.	11,468	581
Compass Minerals International Inc.	5,728	408
NewMarket Corp.	1,836	383
Valspar Corp.	6,795	328
Martin Marietta Materials Inc.	4,116	278
Domtar Corp.	3,320	263
Silgan Holdings Inc.	5,332	223
Carpenter Technology Corp.	4,882	220
Scotts Miracle-Gro Co. Class A	5,018	217
Packaging Corp. of America	7,192	193
Sensient Technologies Corp.	4,966	181
* Intrepid Potash Inc.	9,130	179
Minerals Technologies Inc.	2,057	130
		5,151
Telecommunication Services (0.4%)
* tw telecom inc Class A	16,389	380

Utilities (2.6%)
OGE Energy Corp.	11,398	607
Alliant Energy Corp.	9,048	395
National Fuel Gas Co.	8,359	361
Aqua America Inc.	13,032	301
Cleco Corp.	5,798	237
IDACORP Inc.	5,021	197
Questar Corp.	9,257	186
WGL Holdings Inc.	4,463	174
Black Hills Corp.	4,654	150
		2,608
Total Investments (100.1%) (Cost $98,867)		99,569
Other Assets and Liabilities-Net (-0.1%)		(89)
Net Assets (100%)		99,480
* Non-income-producing security.

S&P Mid-Cap 400 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $98,867,000. Net unrealized appreciation of investment securities for tax purposes was $702,000, consisting of unrealized gains of $6,084,000 on securities that had risen in value since their purchase and $5,382,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.7%)
Foot Locker Inc.	14,014	445
* NVR Inc.	469	377
* Toll Brothers Inc.	13,587	371
* Mohawk Industries Inc.	5,293	360
American Eagle Outfitters Inc.	17,954	347
* Hanesbrands Inc.	9,041	252
Brinker International Inc.	7,278	235
Service Corp. International	20,529	235
Chico's FAS Inc.	15,540	227
Rent-A-Center Inc.	5,496	185
Signet Jewelers Ltd.	3,786	165
Williams-Sonoma Inc.	4,577	160
* Saks Inc.	14,446	142
Wendy's Co.	27,469	126
* AMC Networks Inc. Class A	3,251	125
Thor Industries Inc.	4,067	125
Dick's Sporting Goods Inc.	2,596	121
* ANN Inc.	4,485	121
* Collective Brands Inc.	5,596	119
* DreamWorks Animation SKG Inc. Class A	6,621	118
Sotheby's	3,817	116
Bob Evans Farms Inc.	2,702	109
* WMS Industries Inc.	5,110	105
Meredith Corp.	3,446	102
MDC Holdings Inc.	3,499	100
Regis Corp.	5,254	96
* Ascena Retail Group Inc.	4,484	85
* Bally Technologies Inc.	1,752	82
Aaron's Inc.	3,019	80
Cinemark Holdings Inc.	3,471	80
* Valassis Communications Inc.	3,945	79
* New York Times Co. Class A	11,221	75
* Lamar Advertising Co. Class A	2,934	72
HSN Inc.	1,817	71
Scholastic Corp.	2,333	63
* Barnes & Noble Inc.	3,781	62
International Speedway Corp. Class A	2,579	62
* Office Depot Inc.	26,024	56
John Wiley & Sons Inc. Class A	1,228	56
Guess? Inc.	2,033	54
* Aeropostale Inc.	2,841	53
* Cheesecake Factory Inc.	1,614	52
KB Home	6,715	49
RadioShack Corp.	9,212	43
Matthews International Corp. Class A	1,292	39
* Scientific Games Corp. Class A	3,565	30
		6,227

Consumer Staples (2.5%)
* Smithfield Foods Inc.	14,916	293
* Energizer Holdings Inc.	2,690	196
* Ralcorp Holdings Inc.	2,815	179
* Harris Teeter Supermarkets Inc.	4,569	171
Flowers Foods Inc.	5,110	113
Universal Corp.	2,147	97
SUPERVALU Inc.	19,626	89
* Post Holdings Inc.	1,411	42
Tootsie Roll Industries Inc.	1,193	27
		1,207
Energy (5.0%)
HollyFrontier Corp.	19,295	569
* Plains Exploration & Production Co.	7,722	277
World Fuel Services Corp.	6,594	247
Patterson-UTI Energy Inc.	14,327	217
Tidewater Inc.	4,752	214
* Superior Energy Services Inc.	9,201	199
* Unit Corp.	3,846	153
Arch Coal Inc.	19,768	125
* Helix Energy Solutions Group Inc.	7,245	124
* Forest Oil Corp.	10,911	91
Energen Corp.	1,998	88
* Atwood Oceanics Inc.	1,628	62
* Quicksilver Resources Inc.	10,931	49
* Patriot Coal Corp.	8,585	21
		2,436
Financials (29.8%)
Everest Re Group Ltd.	4,980	509
New York Community Bancorp Inc.	40,647	502
WR Berkley Corp.	10,349	397
Fidelity National Financial Inc. Class A	20,532	387
Raymond James Financial Inc.	10,333	353
Macerich Co.	6,116	349
Reinsurance Group of America Inc. Class A	6,800	341
Duke Realty Corp.	24,004	332
East West Bancorp Inc.	13,778	309
HCC Insurance Holdings Inc.	9,647	302
Jones Lang LaSalle Inc.	4,043	293
SL Green Realty Corp.	3,842	288
Weingarten Realty Investors	11,199	286
UDR Inc.	10,773	279
American Financial Group Inc.	7,076	275
Hospitality Properties Trust	11,447	269
First Niagara Financial Group Inc.	32,605	263
BioMed Realty Trust Inc.	14,292	258
* Alleghany Corp.	781	257
* Affiliated Managers Group Inc.	2,482	256
Hancock Holding Co.	7,854	239
Old Republic International Corp.	24,033	237
Liberty Property Trust	6,481	225
Mack-Cali Realty Corp.	8,137	222
City National Corp.	4,340	216
Valley National Bancorp	18,254	204
Associated Banc-Corp	16,124	204
Protective Life Corp.	7,570	200

Regency Centers Corp.	4,417	194
Fulton Financial Corp.	18,563	188
Jefferies Group Inc.	13,934	186
Aspen Insurance Holdings Ltd.	6,559	185
Realty Income Corp.	4,821	185
Alexandria Real Estate Equities Inc.	2,587	177
Arthur J Gallagher & Co.	5,011	174
TCF Financial Corp.	14,647	173
Senior Housing Properties Trust	8,291	171
Brown & Brown Inc.	6,457	165
Commerce Bancshares Inc.	4,257	165
Washington Federal Inc.	9,961	163
Hanover Insurance Group Inc.	4,172	163
FirstMerit Corp.	10,122	161
SEI Investments Co.	8,858	159
First American Financial Corp.	9,773	154
Camden Property Trust	2,338	152
Rayonier Inc.	3,518	151
Corporate Office Properties Trust	6,675	147
Mercury General Corp.	3,357	146
Trustmark Corp.	5,951	145
StanCorp Financial Group Inc.	4,112	143
Cullen/Frost Bankers Inc.	2,500	142
Synovus Financial Corp.	73,428	140
Webster Financial Corp.	6,815	138
Kemper Corp.	4,644	136
Apollo Investment Corp.	18,264	136
National Retail Properties Inc.	5,098	135
BRE Properties Inc.	2,738	135
Janus Capital Group Inc.	17,462	127
Highwoods Properties Inc.	3,840	124
* SVB Financial Group	2,063	123
Cathay General Bancorp	7,267	120
Eaton Vance Corp.	4,716	115
Omega Healthcare Investors Inc.	5,393	114
Equity One Inc.	5,513	110
American Campus Communities Inc.	2,487	109
BancorpSouth Inc.	7,617	103
Bank of Hawaii Corp.	2,128	99
Waddell & Reed Financial Inc. Class A	3,162	91
International Bancshares Corp.	4,910	91
Prosperity Bancshares Inc.	1,876	80
Astoria Financial Corp.	7,781	70
CBOE Holdings Inc.	2,636	67
Potlatch Corp.	2,242	64
Greenhill & Co. Inc.	1,559	54
Westamerica Bancorporation	965	43
		14,565
Health Care (5.9%)
* Vertex Pharmaceuticals Inc.	9,160	550
Omnicare Inc.	10,527	332
* WellCare Health Plans Inc.	3,971	224
* Health Net Inc.	7,677	197
* Community Health Systems Inc.	8,190	180
* Hologic Inc.	10,512	176
* VCA Antech Inc.	8,094	174
Owens & Minor Inc.	5,890	168

* LifePoint Hospitals Inc.	4,482	165
* Health Management Associates Inc. Class A	23,582	151
Universal Health Services Inc. Class B	3,228	125
* Charles River Laboratories International Inc.	2,438	82
Hill-Rom Holdings Inc.	2,688	79
STERIS Corp.	2,614	78
Lincare Holdings Inc.	3,375	78
Teleflex Inc.	1,212	72
* Masimo Corp.	1,560	29
		2,860
Industrials (16.7%)
Timken Co.	7,789	372
* AGCO Corp.	9,007	362
KBR Inc.	13,717	349
Manpower Inc.	7,427	267
URS Corp.	7,377	267
Kennametal Inc.	7,391	257
* Corrections Corp. of America	9,225	241
Kansas City Southern	3,566	235
Pentair Inc.	5,393	220
* Fortune Brands Home & Security Inc.	9,656	218
Lennox International Inc.	4,714	202
Alexander & Baldwin Inc.	3,881	198
Trinity Industries Inc.	7,433	184
Con-way Inc.	5,170	183
ITT Corp.	8,795	181
Lincoln Electric Holdings Inc.	3,726	177
* AECOM Technology Corp.	10,855	177
* Oshkosh Corp.	8,484	174
Exelis Inc.	17,124	171
* Terex Corp.	10,176	169
* Huntington Ingalls Industries Inc.	4,524	166
Carlisle Cos. Inc.	3,150	164
* BE Aerospace Inc.	3,757	163
* United Rentals Inc.	4,674	162
SPX Corp.	2,185	157
* Shaw Group Inc.	6,039	153
Harsco Corp.	7,464	150
UTi Worldwide Inc.	9,528	149
* General Cable Corp.	4,613	131
IDEX Corp.	2,942	117
Hubbell Inc. Class B	1,437	113
Waste Connections Inc.	3,529	109
Deluxe Corp.	4,705	109
Regal-Beloit Corp.	1,699	102
Werner Enterprises Inc.	4,105	100
Herman Miller Inc.	5,376	99
* JetBlue Airways Corp.	18,988	99
Brink's Co.	4,330	99
Graco Inc.	1,990	96
HNI Corp.	4,146	96
Acuity Brands Inc.	1,711	93
* Esterline Technologies Corp.	1,330	86
GATX Corp.	2,243	86
Nordson Corp.	1,472	79
Alliant Techsystems Inc.	1,497	73
Granite Construction Inc.	3,176	73

* Kirby Corp.	1,341	71
Towers Watson & Co. Class A	1,168	70
CLARCOR Inc.	1,309	64
Landstar System Inc.	1,169	62
Mine Safety Appliances Co.	1,478	61
* Korn/Ferry International	4,434	60
Corporate Executive Board Co.	1,365	50
Crane Co.	1,173	44
Rollins Inc.	2,083	44
		8,154
Information Technology (11.7%)
* Avnet Inc.	13,441	410
* Arrow Electronics Inc.	10,369	352
* NCR Corp.	14,669	314
* Ingram Micro Inc.	13,910	248
* AOL Inc.	8,784	241
Diebold Inc.	5,794	214
* Synopsys Inc.	6,621	196
* Compuware Corp.	20,257	182
* Tech Data Corp.	3,825	182
* Cadence Design Systems Inc.	16,758	171
* CoreLogic Inc.	9,875	168
* Atmel Corp.	23,821	167
DST Systems Inc.	3,112	159
* Skyworks Solutions Inc.	5,763	155
* Vishay Intertechnology Inc.	14,571	155
* Fairchild Semiconductor International Inc. Class A	11,674	154
* Convergys Corp.	10,739	150
* Itron Inc.	3,692	132
Broadridge Financial Solutions Inc.	6,438	130
Cypress Semiconductor Corp.	9,616	127
Intersil Corp. Class A	11,745	124
Tellabs Inc.	33,842	124
* Mentor Graphics Corp.	8,593	121
* International Rectifier Corp.	6,402	121
* Parametric Technology Corp.	5,804	117
* Acxiom Corp.	7,223	102
* Monster Worldwide Inc.	11,414	98
* RF Micro Devices Inc.	25,521	96
National Instruments Corp.	3,347	87
* ValueClick Inc.	4,744	83
Lender Processing Services Inc.	3,370	78
* Polycom Inc.	6,558	75
* Cree Inc.	2,893	72
* Integrated Device Technology Inc.	13,061	72
Plantronics Inc.	2,143	64
* Ciena Corp.	4,282	58
* Quest Software Inc.	2,307	58
* QLogic Corp.	4,192	57
Fair Isaac Corp.	1,335	54
* MEMC Electronic Materials Inc.	21,365	36
Mantech International Corp. Class A	991	21
		5,725
Materials (7.4%)
Ashland Inc.	7,256	464
Reliance Steel & Aluminum Co.	6,954	328

RPM International Inc.	12,164	321
Sonoco Products Co.	9,317	287
Cytec Industries Inc.	4,246	257
Valspar Corp.	5,017	242
Cabot Corp.	5,844	221
Steel Dynamics Inc.	20,298	214
Olin Corp.	7,420	142
Martin Marietta Materials Inc.	2,030	137
Packaging Corp. of America	5,099	137
Domtar Corp.	1,636	129
Commercial Metals Co.	10,714	125
Greif Inc. Class A	2,847	124
* Louisiana-Pacific Corp.	12,712	120
Worthington Industries Inc.	4,839	79
Silgan Holdings Inc.	1,750	73
Sensient Technologies Corp.	2,001	73
Carpenter Technology Corp.	1,461	66
Scotts Miracle-Gro Co. Class A	1,318	57
Minerals Technologies Inc.	542	34
		3,630
Telecommunication Services (0.6%)
Telephone & Data Systems Inc.	8,946	178
* tw telecom inc Class A	5,145	119
		297
Utilities (7.7%)
MDU Resources Group Inc.	17,497	393
NV Energy Inc.	21,869	378
Westar Energy Inc.	11,680	334
UGI Corp.	10,391	298
Atmos Energy Corp.	8,361	277
Great Plains Energy Inc.	12,618	251
Hawaiian Electric Industries Inc.	8,911	246
Alliant Energy Corp.	5,453	238
Questar Corp.	11,543	232
Vectren Corp.	7,593	223
OGE Energy Corp.	3,000	160
National Fuel Gas Co.	3,234	140
PNM Resources Inc.	7,383	138
Aqua America Inc.	5,921	137
Cleco Corp.	2,528	103
WGL Holdings Inc.	2,378	93
IDACORP Inc.	1,942	76
Black Hills Corp.	1,583	51
		3,768
Total Investments (100.0%) (Cost $48,245)		48,869
Other Assets and Liabilities-Net (0.0%)		24
Net Assets (100%)		48,893
* Non-income-producing security.

S&P Mid-Cap 400 Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $48,245,000. Net unrealized appreciation of investment securities for tax purposes was $624,000, consisting of unrealized gains of $3,922,000 on securities that had risen in value since their purchase and $3,298,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (16.1%)
Wolverine World Wide Inc.	11,413	485
Brunswick Corp.	20,947	459
* Coinstar Inc.	7,099	436
Men's Wearhouse Inc.	11,951	430
Pool Corp.	11,182	413
* Genesco Inc.	5,698	379
* Steven Madden Ltd.	9,164	372
* Buffalo Wild Wings Inc.	4,280	364
* Select Comfort Corp.	13,184	361
* Crocs Inc.	20,871	353
* Cabela's Inc.	9,940	351
* Hibbett Sports Inc.	6,189	347
* Vitamin Shoppe Inc.	6,841	339
Cracker Barrel Old Country Store Inc.	5,390	330
* Live Nation Entertainment Inc.	34,273	320
* Fifth & Pacific Co. Inc.	25,623	307
* Jos A Bank Clothiers Inc.	6,508	289
Group 1 Automotive Inc.	5,354	280
Hillenbrand Inc.	14,583	274
* Children's Place Retail Stores Inc.	5,857	269
* Jack in the Box Inc.	10,243	265
Finish Line Inc. Class A	12,260	253
Texas Roadhouse Inc. Class A	13,861	252
* Iconix Brand Group Inc.	16,810	252
PF Chang's China Bistro Inc.	4,879	250
* BJ's Restaurants Inc.	5,688	249
Monro Muffler Brake Inc.	7,236	244
Buckle Inc.	6,244	244
Ryland Group Inc.	10,456	234
* Helen of Troy Ltd.	7,344	231
Arbitron Inc.	6,348	212
* Shuffle Master Inc.	12,983	206
* Papa John's International Inc.	4,363	203
* Meritage Homes Corp.	6,591	198
Cato Corp. Class A	6,750	194
* Lumber Liquidators Holdings Inc.	6,607	192
* Zumiez Inc.	5,166	190
* Peet's Coffee & Tea Inc.	3,040	181
* Marriott Vacations Worldwide Corp.	6,382	181
True Religion Apparel Inc.	6,023	177
* DineEquity Inc.	3,669	176
Sturm Ruger & Co. Inc.	4,467	174
* La-Z-Boy Inc.	12,263	173
Interval Leisure Group Inc.	9,235	154
CEC Entertainment Inc.	4,272	149
Oxford Industries Inc.	3,188	147
* Skechers U.S.A. Inc. Class A	8,586	146
* Pinnacle Entertainment Inc.	14,419	141
* iRobot Corp.	6,369	135

Ethan Allen Interiors Inc.	5,979	135
* Biglari Holdings Inc.	333	130
Stage Stores Inc.	7,149	123
Lithia Motors Inc. Class A	5,030	123
* Standard Pacific Corp.	23,654	122
Fred's Inc. Class A	8,815	121
Sonic Automotive Inc. Class A	8,039	120
* Drew Industries Inc.	4,460	118
* Sonic Corp.	13,881	118
Brown Shoe Co. Inc.	9,888	118
* American Public Education Inc.	4,098	116
American Greetings Corp. Class A	8,286	116
Movado Group Inc.	4,174	116
Pep Boys-Manny Moe & Jack	12,436	115
JAKKS Pacific Inc.	6,070	112
* Arctic Cat Inc.	2,963	107
* Blue Nile Inc.	3,303	107
* Maidenform Brands Inc.	5,476	106
* Ruby Tuesday Inc.	14,576	105
* OfficeMax Inc.	20,083	98
* rue21 inc	3,674	97
* Capella Education Co.	3,133	96
Hot Topic Inc.	9,672	96
* Boyd Gaming Corp.	12,489	95
Blyth Inc.	1,242	93
Superior Industries International Inc.	5,527	93
Harte-Hanks Inc.	10,354	87
Callaway Golf Co.	15,006	83
* Red Robin Gourmet Burgers Inc.	2,566	82
* Career Education Corp.	12,198	80
* Multimedia Games Holding Co. Inc.	6,211	78
* Quiksilver Inc.	27,959	77
* EW Scripps Co. Class A	7,500	67
Nutrisystem Inc.	6,383	65
* M/I Homes Inc.	4,294	64
Universal Technical Institute Inc.	5,158	63
Marcus Corp.	4,682	62
* Winnebago Industries Inc.	6,879	62
Standard Motor Products Inc.	4,479	61
* Digital Generation Inc.	6,156	59
Haverty Furniture Cos. Inc.	4,558	55
* Ruth's Hospitality Group Inc.	8,412	55
PetMed Express Inc.	4,746	54
* Corinthian Colleges Inc.	19,671	54
* MarineMax Inc.	5,511	53
* Perry Ellis International Inc.	2,709	51
* Universal Electronics Inc.	3,514	46
* VOXX International Corp. Class A	4,422	44
* Stein Mart Inc.	5,963	43
* Tuesday Morning Corp.	9,584	40
* Kirkland's Inc.	3,641	39
Spartan Motors Inc.	7,939	36
Big 5 Sporting Goods Corp.	4,908	32
Lincoln Educational Services Corp.	4,925	29
* Monarch Casino & Resort Inc.	2,474	23
* K-Swiss Inc. Class A	6,245	19
* Coldwater Creek Inc.	19,557	16

* Zale Corp.	6,627	16
Christopher & Banks Corp.	8,145	10
		17,562
Consumer Staples (4.6%)
* United Natural Foods Inc.	11,402	578
* Hain Celestial Group Inc.	10,410	578
Casey's General Stores Inc.	8,902	504
* TreeHouse Foods Inc.	8,401	479
* Darling International Inc.	27,338	383
Snyders-Lance Inc.	11,040	285
B&G Foods Inc. Class A	11,295	272
Sanderson Farms Inc.	4,391	241
* Boston Beer Co. Inc. Class A	1,976	207
Andersons Inc.	4,347	189
J&J Snack Foods Corp.	3,409	188
WD-40 Co.	3,784	177
* Prestige Brands Holdings Inc.	11,693	161
Cal-Maine Foods Inc.	3,329	118
Diamond Foods Inc.	5,267	111
* Central Garden and Pet Co. Class A	9,654	89
Spartan Stores Inc.	5,066	85
Calavo Growers Inc.	3,004	82
Nash Finch Co.	2,881	59
* Medifast Inc.	3,271	59
Inter Parfums Inc.	3,743	59
* Alliance One International Inc.	19,947	57
* Seneca Foods Corp. Class A	2,037	45
		5,006
Energy (4.0%)
Lufkin Industries Inc.	7,773	447
* SEACOR Holdings Inc.	4,900	423
Bristow Group Inc.	8,343	334
* Hornbeck Offshore Services Inc.	8,244	275
* Stone Energy Corp.	11,437	270
* Cloud Peak Energy Inc.	14,303	221
* Swift Energy Co.	9,951	198
* Gulfport Energy Corp.	10,620	196
* ION Geophysical Corp.	29,891	181
* Petroleum Development Corp.	7,044	175
* Approach Resources Inc.	6,216	174
* Exterran Holdings Inc.	14,816	171
* Comstock Resources Inc.	11,343	170
* GeoResources Inc.	4,606	165
* Contango Oil & Gas Co.	3,015	158
* OYO Geospace Corp.	1,497	139
* TETRA Technologies Inc.	18,324	117
* Pioneer Drilling Co.	14,427	107
Gulf Island Fabrication Inc.	3,369	84
* Basic Energy Services Inc.	6,807	77
* Petroquest Energy Inc.	13,657	68
Overseas Shipholding Group Inc.	5,987	65
* Matrix Service Co.	6,043	63
Penn Virginia Corp.	10,686	60
		4,338
Financials (19.9%)
Kilroy Realty Corp.	15,983	734

Extra Space Storage Inc.	23,809	675
Tanger Factory Outlet Centers	21,230	658
Mid-America Apartment Communities Inc.	9,571	645
ProAssurance Corp.	7,146	630
Post Properties Inc.	12,450	603
LaSalle Hotel Properties	20,027	552
Entertainment Properties Trust	10,968	453
Colonial Properties Trust	20,654	438
Susquehanna Bancshares Inc.	43,673	421
Healthcare Realty Trust Inc.	18,291	400
* Stifel Financial Corp.	12,537	399
DiamondRock Hospitality Co.	39,300	391
UMB Financial Corp.	7,552	368
FNB Corp.	32,372	344
* Texas Capital Bancshares Inc.	8,796	341
Umpqua Holdings Corp.	26,279	337
Sovran Self Storage Inc.	6,805	336
EastGroup Properties Inc.	6,557	325
Prospect Capital Corp.	28,694	309
Cash America International Inc.	6,848	305
PS Business Parks Inc.	4,379	289
Wintrust Financial Corp.	8,455	288
Medical Properties Trust Inc.	31,910	287
United Bankshares Inc.	10,600	272
Lexington Realty Trust	31,727	264
Northwest Bancshares Inc.	22,946	263
National Penn Bancshares Inc.	29,080	259
Old National Bancorp	22,328	259
RLI Corp.	3,850	257
* First Cash Financial Services Inc.	6,835	256
* Ezcorp Inc. Class A	10,319	244
Community Bank System Inc.	9,089	242
Glacier Bancorp Inc.	16,714	240
* World Acceptance Corp.	3,473	238
First Financial Bankshares Inc.	7,295	234
LTC Properties Inc.	7,074	228
Acadia Realty Trust	9,951	223
CVB Financial Corp.	20,336	221
Selective Insurance Group Inc.	12,948	219
First Financial Bancorp	13,548	208
PrivateBancorp Inc. Class A	13,978	206
* BBCN Bancorp Inc.	18,342	198
Bank of the Ozarks Inc.	6,674	194
* Financial Engines Inc.	9,164	192
PacWest Bancorp	7,928	181
Tower Group Inc.	9,115	179
Provident Financial Services Inc.	12,713	177
Cousins Properties Inc.	24,456	177
First Midwest Bancorp Inc.	17,474	176
Columbia Banking System Inc.	9,256	168
Boston Private Financial Holdings Inc.	18,509	167
Franklin Street Properties Corp.	17,084	167
Pennsylvania REIT	12,804	162
Horace Mann Educators Corp.	9,224	158
NBT Bancorp Inc.	7,840	156
First Commonwealth Financial Corp.	24,255	152
Inland Real Estate Corp.	17,831	147

Infinity Property & Casualty Corp.	2,725	146
Home BancShares Inc.	5,193	146
Oritani Financial Corp.	10,602	145
Brookline Bancorp Inc.	16,211	142
* Pinnacle Financial Partners Inc.	8,234	140
Safety Insurance Group Inc.	3,499	140
Independent Bank Corp.	4,974	134
* Virtus Investment Partners Inc.	1,819	129
Interactive Brokers Group Inc.	8,953	128
Employers Holdings Inc.	7,539	127
* National Financial Partners Corp.	9,530	127
* Navigators Group Inc.	2,553	124
ViewPoint Financial Group Inc.	7,684	117
* AMERISAFE Inc.	4,183	115
Universal Health Realty Income Trust	2,952	114
TrustCo Bank Corp. NY	21,921	114
S&T Bancorp Inc.	6,494	111
City Holding Co.	3,443	111
Saul Centers Inc.	2,750	110
* Forestar Group Inc.	8,176	110
Meadowbrook Insurance Group Inc.	11,889	106
Getty Realty Corp.	6,480	104
United Fire Group Inc.	4,862	103
Simmons First National Corp. Class A	4,124	98
Urstadt Biddle Properties Inc. Class A	5,405	96
* Investment Technology Group Inc.	9,070	86
Dime Community Bancshares Inc.	6,519	85
* Piper Jaffray Cos.	3,674	80
Tompkins Financial Corp.	2,049	75
* eHealth Inc.	4,556	73
Kite Realty Group Trust	14,621	69
* Wilshire Bancorp Inc.	13,826	69
* Hanmi Financial Corp.	7,322	69
Sterling Bancorp	7,138	65
Cedar Realty Trust Inc.	13,380	64
Stewart Information Services Corp.	4,353	60
Parkway Properties Inc.	5,109	54
Calamos Asset Management Inc. Class A	4,554	50
Presidential Life Corp.	4,782	42
SWS Group Inc.	6,659	38
Bank Mutual Corp.	10,951	38
* United Community Banks Inc.	4,508	37
* First BanCorp	4,253	15
		21,718
Health Care (10.8%)
* Salix Pharmaceuticals Ltd.	13,898	720
* Cubist Pharmaceuticals Inc.	14,721	591
* Questcor Pharmaceuticals Inc.	14,080	583
* Align Technology Inc.	16,169	505
* Centene Corp.	11,882	429
* Haemonetics Corp.	5,880	410
West Pharmaceutical Services Inc.	7,884	377
* PAREXEL International Corp.	14,011	375
* ViroPharma Inc.	16,656	335
* Par Pharmaceutical Cos. Inc.	8,595	308
* Medicines Co.	12,630	278
* MWI Veterinary Supply Inc.	2,956	275

Quality Systems Inc.	9,328	267
* Magellan Health Services Inc.	6,304	266
Chemed Corp.	4,443	247
* PSS World Medical Inc.	11,885	240
* Air Methods Corp.	2,635	240
* Cyberonics Inc.	5,821	224
* Neogen Corp.	5,492	214
* Akorn Inc.	15,628	213
* Amsurg Corp. Class A	7,356	201
* NuVasive Inc.	10,053	199
Analogic Corp.	2,892	191
Meridian Bioscience Inc.	9,737	184
CONMED Corp.	6,559	176
* Hanger Orthopedic Group Inc.	7,901	170
* Molina Healthcare Inc.	6,554	167
* Abaxis Inc.	5,013	164
* Integra LifeSciences Holdings Corp.	4,591	163
* ICU Medical Inc.	2,841	146
* Medidata Solutions Inc.	5,158	146
* Momenta Pharmaceuticals Inc.	10,231	141
Computer Programs & Systems Inc.	2,553	139
* Spectrum Pharmaceuticals Inc.	11,699	136
* IPC The Hospitalist Co. Inc.	3,822	134
* Merit Medical Systems Inc.	9,717	126
* Greatbatch Inc.	5,474	114
* Bio-Reference Labs Inc.	5,892	113
Landauer Inc.	2,192	111
Invacare Corp.	7,385	110
Cantel Medical Corp.	4,780	105
* Omnicell Inc.	7,793	102
* Kindred Healthcare Inc.	12,006	99
Ensign Group Inc.	3,852	98
* Emergent Biosolutions Inc.	5,852	84
* Arqule Inc.	14,178	84
* eResearchTechnology Inc.	10,356	82
* Affymetrix Inc.	16,551	78
* Natus Medical Inc.	6,919	78
* Amedisys Inc.	7,024	77
* Hi-Tech Pharmacal Co. Inc.	2,425	70
* PharMerica Corp.	7,003	70
Kensey Nash Corp.	1,793	69
* Corvel Corp.	1,470	65
* Symmetry Medical Inc.	8,247	64
* LHC Group Inc.	3,635	61
* AMN Healthcare Services Inc.	9,845	59
* Cambrex Corp.	7,246	52
* Healthways Inc.	7,889	52
* SurModics Inc.	3,380	47
* Almost Family Inc.	1,866	41
* Gentiva Health Services Inc.	7,129	40
* Palomar Medical Technologies Inc.	4,325	36
* Cross Country Healthcare Inc.	7,064	32
* CryoLife Inc.	6,520	30
* Enzo Biochem Inc.	7,768	14
* Savient Pharmaceuticals Inc.	16,971	12
		11,829

Industrials (15.3%)
Toro Co.	7,032	524
* Teledyne Technologies Inc.	8,589	512
Robbins & Myers Inc.	10,654	486
* Old Dominion Freight Line Inc.	11,065	482
EMCOR Group Inc.	15,610	427
AO Smith Corp.	9,003	416
Actuant Corp. Class A	15,878	416
* Moog Inc. Class A	10,559	401
Mueller Industries Inc.	8,976	381
Applied Industrial Technologies Inc.	9,868	372
* Tetra Tech Inc.	14,779	369
* EnerSys	11,099	366
Brady Corp. Class A	12,296	337
Belden Inc.	10,753	336
Curtiss-Wright Corp.	10,961	333
* Geo Group Inc.	14,205	309
* Hub Group Inc. Class A	8,790	307
Healthcare Services Group Inc.	15,643	306
* Portfolio Recovery Associates Inc.	4,036	279
Simpson Manufacturing Co. Inc.	9,476	263
Barnes Group Inc.	10,878	253
United Stationers Inc.	9,774	247
ABM Industries Inc.	11,362	244
* II-VI Inc.	12,876	243
* Allegiant Travel Co. Class A	3,533	229
Knight Transportation Inc.	13,656	229
Watts Water Technologies Inc. Class A	6,893	228
ESCO Technologies Inc.	6,249	218
Franklin Electric Co. Inc.	4,391	215
Forward Air Corp.	6,649	211
UniFirst Corp.	3,573	204
Briggs & Stratton Corp.	11,784	199
Heartland Express Inc.	13,530	193
Tennant Co.	4,433	187
* EnPro Industries Inc.	4,771	184
Kaman Corp.	6,149	180
Interface Inc. Class A	13,604	173
Universal Forest Products Inc.	4,513	170
Kaydon Corp.	7,521	168
Lindsay Corp.	2,986	166
* On Assignment Inc.	9,930	165
Cubic Corp.	3,745	163
AZZ Inc.	2,908	156
* Dycom Industries Inc.	7,946	156
* Orbital Sciences Corp.	13,810	155
* Exponent Inc.	3,166	149
* Aegion Corp. Class A	9,283	146
Ceradyne Inc.	5,749	145
* Navigant Consulting Inc.	12,030	144
Quanex Building Products Corp.	8,531	141
* Sykes Enterprises Inc.	9,125	137
* TrueBlue Inc.	9,088	136
Insperity Inc.	5,170	130
CIRCOR International Inc.	3,980	128
G&K Services Inc. Class A	4,366	127
* Astec Industries Inc.	4,598	126

* Encore Capital Group Inc.	5,073	123
Standex International Corp.	2,991	122
Resources Connection Inc.	9,912	119
Albany International Corp.	6,482	118
* Mobile Mini Inc.	8,552	117
AAR Corp.	9,450	114
Encore Wire Corp.	4,459	112
Cascade Corp.	2,014	101
American Science & Engineering Inc.	2,055	100
Apogee Enterprises Inc.	6,707	99
* Aerovironment Inc.	4,304	96
John Bean Technologies Corp.	6,681	93
Griffon Corp.	10,960	88
* GenCorp Inc.	14,139	87
AAON Inc.	4,452	83
SkyWest Inc.	11,698	82
Viad Corp.	4,604	82
Comfort Systems USA Inc.	8,808	80
* Powell Industries Inc.	2,157	79
Kelly Services Inc. Class A	6,619	77
National Presto Industries Inc.	1,123	75
Arkansas Best Corp.	5,949	75
* Federal Signal Corp.	14,831	74
* Gibraltar Industries Inc.	7,096	73
Heidrick & Struggles International Inc.	4,244	70
* Consolidated Graphics Inc.	2,109	61
* Lydall Inc.	4,161	52
CDI Corp.	3,020	51
* Dolan Co.	6,890	49
* NCI Building Systems Inc.	4,627	45
* Orion Marine Group Inc.	6,024	40
Vicor Corp.	4,859	29
Lawson Products Inc.	886	9
		16,742
Information Technology (18.4%)
* CommVault Systems Inc.	10,369	486
* Cirrus Logic Inc.	14,921	429
* ViaSat Inc.	9,978	419
* FEI Co.	8,814	403
* Cymer Inc.	7,217	391
* Sourcefire Inc.	6,779	374
Anixter International Inc.	6,495	374
* Microsemi Corp.	20,582	363
MAXIMUS Inc.	7,940	361
* Liquidity Services Inc.	5,465	349
Cognex Corp.	9,859	345
* Arris Group Inc.	27,090	334
MKS Instruments Inc.	12,189	319
* Veeco Instruments Inc.	9,014	313
* Hittite Microwave Corp.	6,342	313
* OSI Systems Inc.	4,647	297
* Cardtronics Inc.	10,328	289
Littelfuse Inc.	5,005	288
* Progress Software Corp.	14,589	280
* NETGEAR Inc.	8,913	280
* JDA Software Group Inc.	10,011	277
Blackbaud Inc.	10,588	274

	j2 Global Inc.	11,280	273
	Power Integrations Inc.	6,657	272
	Heartland Payment Systems Inc.	9,171	268
*	CACI International Inc. Class A	6,248	267
*	DealerTrack Holdings Inc.	9,763	267
*	Take-Two Interactive Software Inc.	21,126	243
*	3D Systems Corp.	7,827	238
*	Stratasys Inc.	4,985	237
*	Manhattan Associates Inc.	4,830	229
*	MicroStrategy Inc. Class A	1,878	229
*	Plexus Corp.	8,154	228
*	Tyler Technologies Inc.	5,708	213
*,^ OpenTable Inc.		5,213	207
*	Synaptics Inc.	7,647	205
*	SYNNEX Corp.	6,137	205
*	TriQuint Semiconductor Inc.	38,679	202
*	ScanSource Inc.	6,488	194
*	Standard Microsystems Corp.	5,269	193
*	LivePerson Inc.	10,959	189
*	Ultratech Inc.	6,081	184
*	Benchmark Electronics Inc.	13,482	183
*	FARO Technologies Inc.	3,896	180
*	Kulicke & Soffa Industries Inc.	17,074	180
*	Diodes Inc.	8,665	170
	Cabot Microelectronics Corp.	5,270	165
*	Netscout Systems Inc.	8,196	164
*	Websense Inc.	8,825	164
	Tessera Technologies Inc.	12,046	164
*	Volterra Semiconductor Corp.	5,826	162
*	LogMeIn Inc.	4,981	160
*	Rogers Corp.	3,861	156
*	Insight Enterprises Inc.	10,275	153
*	ATMI Inc.	7,531	151
*	Bottomline Technologies Inc.	8,404	150
	Brooks Automation Inc.	15,301	143
	MTS Systems Corp.	3,703	143
*	comScore Inc.	7,813	142
*	Rofin-Sinar Technologies Inc.	6,725	133
*	Advanced Energy Industries Inc.	9,570	131
*	CSG Systems International Inc.	7,872	130
*	Monolithic Power Systems Inc.	6,904	130
	Badger Meter Inc.	3,592	130
	Ebix Inc.	7,387	129
	Comtech Telecommunications Corp.	4,370	126
*	Digital River Inc.	8,374	122
*	Harmonic Inc.	27,681	122
*	GT Advanced Technologies Inc.	27,971	117
*	InfoSpace Inc.	9,195	117
*	Monotype Imaging Holdings Inc.	8,360	115
*	Measurement Specialties Inc.	3,502	114
*	iGATE Corp.	6,972	114
	Park Electrochemical Corp.	4,827	113
	Micrel Inc.	11,543	113
*	Synchronoss Technologies Inc.	6,259	112
	Forrester Research Inc.	3,439	111
*	TTM Technologies Inc.	11,824	109
*	DTS Inc.	3,888	107

* Newport Corp.	8,714	104
* Super Micro Computer Inc.	6,433	103
* Ceva Inc.	5,422	94
Black Box Corp.	4,115	92
* Higher One Holdings Inc.	7,245	92
* TeleTech Holdings Inc.	5,948	89
OPNET	3,475	87
* Mercury Computer Systems Inc.	7,189	85
* Interactive Intelligence Group Inc.	3,270	84
* Perficient Inc.	7,342	83
EPIQ Systems Inc.	7,524	83
United Online Inc.	20,774	82
* Exar Corp.	10,301	81
* Entropic Communications Inc.	20,049	81
* Brightpoint Inc.	16,239	79
* Stamps.com Inc.	3,155	77
CTS Corp.	8,122	76
* Checkpoint Systems Inc.	9,396	73
* Intermec Inc.	12,109	72
Methode Electronics Inc.	8,783	66
Electro Scientific Industries Inc.	5,740	63
* Rudolph Technologies Inc.	7,335	63
* Virtusa Corp.	4,227	62
* Nanometrics Inc.	3,936	61
* CIBER Inc.	16,962	61
* XO Group Inc.	6,606	58
* Oplink Communications Inc.	4,386	56
Daktronics Inc.	8,380	55
* Digi International Inc.	5,784	52
* Supertex Inc.	2,780	52
Cohu Inc.	5,509	51
* Symmetricom Inc.	9,379	51
* Avid Technology Inc.	6,822	49
* Kopin Corp.	15,352	47
* VASCO Data Security International Inc.	6,605	46
* Pericom Semiconductor Corp.	5,634	44
* Sigma Designs Inc.	7,253	43
* Intevac Inc.	5,149	39
Bel Fuse Inc. Class B	2,376	39
* Rubicon Technology Inc.	4,131	36
* STR Holdings Inc.	9,250	35
* Radisys Corp.	5,747	34
* DSP Group Inc.	5,112	32
PC-Tel Inc.	4,081	25
* Agilysys Inc.	3,199	23
Pulse Electronics Corp.	9,696	19
* Novatel Wireless Inc.	8,219	17
* NCI Inc. Class A	1,797	8
		20,130
Materials (5.5%)
HB Fuller Co.	11,429	347
Eagle Materials Inc.	10,478	336
PolyOne Corp.	20,972	277
Innophos Holdings Inc.	5,097	257
Buckeye Technologies Inc.	9,219	255
Schweitzer-Mauduit International Inc.	3,748	251
* SunCoke Energy Inc.	16,471	231

Texas Industries Inc.	6,535	209
Balchem Corp.	6,752	196
Kaiser Aluminum Corp.	3,727	179
Stepan Co.	1,964	178
* Calgon Carbon Corp.	13,260	177
Koppers Holdings Inc.	4,864	171
Globe Specialty Metals Inc.	14,438	169
* Clearwater Paper Corp.	5,359	168
AMCOL International Corp.	5,919	166
AK Steel Holding Corp.	25,775	155
* RTI International Metals Inc.	7,136	150
A Schulman Inc.	6,985	149
American Vanguard Corp.	5,437	147
Haynes International Inc.	2,862	146
* Kraton Performance Polymers Inc.	7,511	144
* KapStone Paper and Packaging Corp.	8,982	139
Deltic Timber Corp.	2,490	139
* OM Group Inc.	7,567	138
Myers Industries Inc.	7,917	133
Quaker Chemical Corp.	3,033	127
* LSB Industries Inc.	4,267	119
Wausau Paper Corp.	11,479	106
Materion Corp.	4,708	104
Neenah Paper Inc.	3,701	96
* Century Aluminum Co.	12,403	88
Tredegar Corp.	5,521	75
Zep Inc.	5,229	73
Hawkins Inc.	2,065	68
* Headwaters Inc.	14,324	66
* AM Castle & Co.	3,709	41
Olympic Steel Inc.	2,041	34
		6,004
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	46,406	164
* Neutral Tandem Inc.	7,453	101
Atlantic Tele-Network Inc.	2,185	72
NTELOS Holdings Corp.	3,433	66
USA Mobility Inc.	5,285	66
* General Communication Inc. Class A	7,757	49
* Cbeyond Inc.	7,413	44
Lumos Networks Corp.	3,499	36
		598
Utilities (4.3%)
Piedmont Natural Gas Co. Inc.	16,858	511
Southwest Gas Corp.	10,802	453
New Jersey Resources Corp.	9,668	406
UIL Holdings Corp.	11,828	400
UNS Energy Corp.	9,484	356
Avista Corp.	13,768	350
South Jersey Industries Inc.	7,107	344
ALLETE Inc.	7,782	304
NorthWestern Corp.	8,513	302
Northwest Natural Gas Co.	6,283	291
El Paso Electric Co.	9,430	289
CH Energy Group Inc.	3,482	229
Laclede Group Inc.	5,247	200

American States Water Co.		4,318	159
Central Vermont Public Service Corp.		3,136	110
			4,704
Total Common Stocks (Cost $112,018)			108,631
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $363)	0.148%	363,381	363

Total Investments (99.8%) (Cost $112,381)			108,994
Other Assets and Liabilities-Net (0.2%)[2]			220
Net Assets (100%)			109,214

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $87,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $90,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At May 31, 2012, the cost of investment securities for tax purposes was $112,381,000. Net unrealized depreciation of investment securities for tax purposes was $3,387,000, consisting of unrealized gains of $9,249,000 on securities that had risen in value since their purchase and $12,636,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.6%)
Men's Wearhouse Inc.	3,458	124
* Cabela's Inc.	2,881	102
* Live Nation Entertainment Inc.	9,820	92
Brunswick Corp.	4,092	90
Group 1 Automotive Inc.	1,533	80
* Jack in the Box Inc.	2,977	77
* Crocs Inc.	3,879	66
Pool Corp.	1,701	63
* Select Comfort Corp.	2,209	60
* Meritage Homes Corp.	1,904	57
* Marriott Vacations Worldwide Corp.	1,822	52
* La-Z-Boy Inc.	3,500	49
* Fifth & Pacific Co. Inc.	3,668	44
* Skechers U.S.A. Inc. Class A	2,496	42
* Pinnacle Entertainment Inc.	4,213	41
Ethan Allen Interiors Inc.	1,739	39
Finish Line Inc. Class A	1,752	36
Lithia Motors Inc. Class A	1,456	36
Stage Stores Inc.	2,058	35
* Standard Pacific Corp.	6,828	35
Sonic Automotive Inc. Class A	2,345	35
Ryland Group Inc.	1,559	35
* Sonic Corp.	4,073	35
Fred's Inc. Class A	2,484	34
* Drew Industries Inc.	1,282	34
Brown Shoe Co. Inc.	2,846	34
Cracker Barrel Old Country Store Inc.	544	33
American Greetings Corp. Class A	2,372	33
Pep Boys-Manny Moe & Jack	3,533	33
* Shuffle Master Inc.	2,065	33
Movado Group Inc.	1,176	33
JAKKS Pacific Inc.	1,725	32
* Arctic Cat Inc.	849	31
* Ruby Tuesday Inc.	4,236	30
Texas Roadhouse Inc. Class A	1,608	29
* Helen of Troy Ltd.	918	29
PF Chang's China Bistro Inc.	557	29
* OfficeMax Inc.	5,818	28
Hot Topic Inc.	2,837	28
* Boyd Gaming Corp.	3,671	28
Superior Industries International Inc.	1,601	27
Hillenbrand Inc.	1,400	26
Harte-Hanks Inc.	2,985	25
Oxford Industries Inc.	535	25
Callaway Golf Co.	4,377	24
Interval Leisure Group Inc.	1,447	24
* Red Robin Gourmet Burgers Inc.	751	24
* Career Education Corp.	3,603	24
* Quiksilver Inc.	8,319	23

Cato Corp. Class A	777	22
* Iconix Brand Group Inc.	1,368	21
* M/I Homes Inc.	1,267	19
* EW Scripps Co. Class A	2,105	19
Nutrisystem Inc.	1,845	19
Marcus Corp.	1,347	18
* Winnebago Industries Inc.	1,959	18
Standard Motor Products Inc.	1,293	18
* Zumiez Inc.	471	17
* Digital Generation Inc.	1,822	17
* Lumber Liquidators Holdings Inc.	562	16
Haverty Furniture Cos. Inc.	1,293	16
* Ruth's Hospitality Group Inc.	2,376	16
* Corinthian Colleges Inc.	5,664	16
* Perry Ellis International Inc.	812	15
* MarineMax Inc.	1,578	15
PetMed Express Inc.	1,332	15
* Multimedia Games Holding Co. Inc.	1,200	15
* Maidenform Brands Inc.	743	14
* Stein Mart Inc.	1,845	13
* Universal Electronics Inc.	995	13
* VOXX International Corp. Class A	1,271	13
* Tuesday Morning Corp.	2,863	12
Spartan Motors Inc.	2,306	10
Big 5 Sporting Goods Corp.	1,423	9
Lincoln Educational Services Corp.	1,479	9
Blyth Inc.	112	8
Universal Technical Institute Inc.	597	7
* Monarch Casino & Resort Inc.	777	7
* K-Swiss Inc. Class A	1,841	6
* Coldwater Creek Inc.	6,014	5
* Kirkland's Inc.	460	5
* Zale Corp.	1,764	4
Christopher & Banks Corp.	2,433	3
		2,528
Consumer Staples (3.5%)
* United Natural Foods Inc.	1,349	68
* Hain Celestial Group Inc.	1,107	61
* Darling International Inc.	4,197	59
Andersons Inc.	1,242	54
* Prestige Brands Holdings Inc.	3,414	47
Snyders-Lance Inc.	1,807	47
B&G Foods Inc. Class A	1,752	42
Cal-Maine Foods Inc.	960	34
* Central Garden and Pet Co. Class A	2,832	26
Spartan Stores Inc.	1,461	25
Nash Finch Co.	822	17
* Alliance One International Inc.	5,870	17
* Seneca Foods Corp. Class A	623	14
Diamond Foods Inc.	603	13
Calavo Growers Inc.	332	9
Inter Parfums Inc.	538	8
		541
Energy (4.4%)
Bristow Group Inc.	2,407	96
* Stone Energy Corp.	3,298	78

* Swift Energy Co.	2,870	57
* Exterran Holdings Inc.	4,238	49
* Comstock Resources Inc.	3,254	49
* Cloud Peak Energy Inc.	3,136	49
* Hornbeck Offshore Services Inc.	1,149	38
* ION Geophysical Corp.	5,810	35
* TETRA Technologies Inc.	5,191	33
* Petroleum Development Corp.	1,220	30
Gulf Island Fabrication Inc.	975	24
Overseas Shipholding Group Inc.	1,777	20
* Gulfport Energy Corp.	1,028	19
* Petroquest Energy Inc.	3,791	19
* Matrix Service Co.	1,741	18
* Pioneer Drilling Co.	2,390	18
Penn Virginia Corp.	3,093	17
* Basic Energy Services Inc.	1,304	15
		664
Financials (26.1%)
LaSalle Hotel Properties	5,777	159
Susquehanna Bancshares Inc.	12,612	121
DiamondRock Hospitality Co.	11,328	113
Kilroy Realty Corp.	2,260	104
FNB Corp.	9,398	100
Extra Space Storage Inc.	3,503	99
Umpqua Holdings Corp.	7,548	97
Colonial Properties Trust	4,209	89
Prospect Capital Corp.	8,220	88
Wintrust Financial Corp.	2,449	83
Medical Properties Trust Inc.	9,126	82
United Bankshares Inc.	3,049	78
Tanger Factory Outlet Centers	2,511	78
Post Properties Inc.	1,581	77
Lexington Realty Trust	9,120	76
Northwest Bancshares Inc.	6,579	75
National Penn Bancshares Inc.	8,319	74
Old National Bancorp	6,386	74
Glacier Bancorp Inc.	4,852	70
Healthcare Realty Trust Inc.	3,103	68
Selective Insurance Group Inc.	3,696	62
Entertainment Properties Trust	1,480	61
PrivateBancorp Inc. Class A	4,059	60
* BBCN Bancorp Inc.	5,269	57
* Texas Capital Bancshares Inc.	1,457	56
Tower Group Inc.	2,652	52
Cousins Properties Inc.	7,042	51
First Midwest Bancorp Inc.	5,051	51
Provident Financial Services Inc.	3,635	51
* Stifel Financial Corp.	1,562	50
Columbia Banking System Inc.	2,673	48
Franklin Street Properties Corp.	4,882	48
Boston Private Financial Holdings Inc.	5,281	48
Pennsylvania REIT	3,755	48
Horace Mann Educators Corp.	2,698	46
CVB Financial Corp.	4,160	45
NBT Bancorp Inc.	2,252	45
First Commonwealth Financial Corp.	7,114	45
Sovran Self Storage Inc.	903	45

Brookline Bancorp Inc.	4,758	42
Safety Insurance Group Inc.	1,018	41
UMB Financial Corp.	832	41
* Pinnacle Financial Partners Inc.	2,320	40
Independent Bank Corp.	1,439	39
Community Bank System Inc.	1,418	38
Interactive Brokers Group Inc.	2,595	37
Employers Holdings Inc.	2,186	37
* National Financial Partners Corp.	2,699	36
PacWest Bancorp	1,517	35
* AMERISAFE Inc.	1,222	33
First Financial Bancorp	2,147	33
TrustCo Bank Corp. NY	6,325	33
S&T Bancorp Inc.	1,884	32
* Forestar Group Inc.	2,325	31
LTC Properties Inc.	944	30
Meadowbrook Insurance Group Inc.	3,419	30
United Fire Group Inc.	1,399	30
Inland Real Estate Corp.	3,612	30
Getty Realty Corp.	1,828	29
First Financial Bankshares Inc.	917	29
Simmons First National Corp. Class A	1,153	27
Home BancShares Inc.	891	25
* Investment Technology Group Inc.	2,631	25
Dime Community Bancshares Inc.	1,895	25
Acadia Realty Trust	1,093	24
Bank of the Ozarks Inc.	808	23
* Piper Jaffray Cos.	1,050	23
Kite Realty Group Trust	4,290	20
* Wilshire Bancorp Inc.	4,024	20
Sterling Bancorp	2,089	19
Cedar Realty Trust Inc.	3,869	19
City Holding Co.	561	18
Stewart Information Services Corp.	1,300	18
* Navigators Group Inc.	332	16
Parkway Properties Inc.	1,487	16
Calamos Asset Management Inc. Class A	1,366	15
Urstadt Biddle Properties Inc. Class A	811	14
* Hanmi Financial Corp.	1,386	13
Presidential Life Corp.	1,438	13
SWS Group Inc.	2,008	12
Universal Health Realty Income Trust	291	11
Oritani Financial Corp.	808	11
Bank Mutual Corp.	3,136	11
* United Community Banks Inc.	1,289	11
ViewPoint Financial Group Inc.	686	10
Saul Centers Inc.	254	10
* Virtus Investment Partners Inc.	128	9
* eHealth Inc.	421	7
Tompkins Financial Corp.	180	7
* First BanCorp	1,390	5
		3,977
Health Care (5.4%)
* PAREXEL International Corp.	2,252	60
CONMED Corp.	1,894	51
* Hanger Orthopedic Group Inc.	2,303	50
* Molina Healthcare Inc.	1,924	49

* Align Technology Inc.	1,538	48
* Centene Corp.	1,134	41
West Pharmaceutical Services Inc.	798	38
Invacare Corp.	2,131	32
* Kindred Healthcare Inc.	3,516	29
* PSS World Medical Inc.	1,275	26
* Par Pharmaceutical Cos. Inc.	644	23
* Affymetrix Inc.	4,755	23
* Amedisys Inc.	2,034	22
* Natus Medical Inc.	1,984	22
Meridian Bioscience Inc.	1,172	22
* Amsurg Corp. Class A	784	21
* PharMerica Corp.	2,001	20
* Symmetry Medical Inc.	2,459	19
* LHC Group Inc.	1,061	18
* Omnicell Inc.	1,334	17
* AMN Healthcare Services Inc.	2,725	16
* Merit Medical Systems Inc.	1,165	15
* Healthways Inc.	2,253	15
* Cambrex Corp.	2,000	14
* Integra LifeSciences Holdings Corp.	363	13
* eResearchTechnology Inc.	1,602	13
* Almost Family Inc.	558	12
* Bio-Reference Labs Inc.	637	12
* Gentiva Health Services Inc.	2,071	12
* Palomar Medical Technologies Inc.	1,327	11
* Greatbatch Inc.	507	11
Cantel Medical Corp.	449	10
* Cross Country Healthcare Inc.	2,039	9
* SurModics Inc.	641	9
* CryoLife Inc.	1,813	8
* Emergent Biosolutions Inc.	537	8
Kensey Nash Corp.	169	7
* Enzo Biochem Inc.	1,325	2
* Savient Pharmaceuticals Inc.	2,378	2
		830
Industrials (19.6%)
EMCOR Group Inc.	4,491	123
Actuant Corp. Class A	4,597	120
Mueller Industries Inc.	2,580	110
* EnerSys	3,221	106
Brady Corp. Class A	3,540	97
Curtiss-Wright Corp.	3,150	96
* Geo Group Inc.	4,127	90
Barnes Group Inc.	3,162	74
United Stationers Inc.	2,844	72
ABM Industries Inc.	3,263	70
AO Smith Corp.	1,484	68
ESCO Technologies Inc.	1,802	63
Belden Inc.	1,955	61
Briggs & Stratton Corp.	3,364	57
* EnPro Industries Inc.	1,392	54
Universal Forest Products Inc.	1,324	50
Interface Inc. Class A	3,894	49
Applied Industrial Technologies Inc.	1,280	48
* On Assignment Inc.	2,864	48
* Dycom Industries Inc.	2,300	45

* Orbital Sciences Corp.	3,990	45
* Tetra Tech Inc.	1,754	44
Simpson Manufacturing Co. Inc.	1,541	43
* Aegion Corp. Class A	2,665	42
* Navigant Consulting Inc.	3,510	42
Quanex Building Products Corp.	2,477	41
Ceradyne Inc.	1,621	41
* Moog Inc. Class A	1,073	41
* Sykes Enterprises Inc.	2,661	40
* TrueBlue Inc.	2,621	39
Robbins & Myers Inc.	853	39
* Old Dominion Freight Line Inc.	884	38
* Hub Group Inc. Class A	1,090	38
Insperity Inc.	1,501	38
G&K Services Inc. Class A	1,262	37
* Astec Industries Inc.	1,339	37
Knight Transportation Inc.	2,186	37
Standex International Corp.	854	35
Resources Connection Inc.	2,889	35
Albany International Corp.	1,887	34
* Mobile Mini Inc.	2,444	34
AAR Corp.	2,698	32
Encore Wire Corp.	1,287	32
Healthcare Services Group Inc.	1,626	32
Heartland Express Inc.	2,187	31
Watts Water Technologies Inc. Class A	942	31
Kaydon Corp.	1,317	29
Apogee Enterprises Inc.	1,879	28
John Bean Technologies Corp.	1,943	27
Griffon Corp.	3,127	25
* GenCorp Inc.	3,946	24
Viad Corp.	1,363	24
SkyWest Inc.	3,414	24
Kaman Corp.	815	24
Comfort Systems USA Inc.	2,544	23
Kelly Services Inc. Class A	1,918	22
* Powell Industries Inc.	603	22
CIRCOR International Inc.	688	22
Arkansas Best Corp.	1,695	21
* Gibraltar Industries Inc.	2,071	21
* Federal Signal Corp.	4,178	21
Heidrick & Struggles International Inc.	1,215	20
Tennant Co.	420	18
UniFirst Corp.	279	16
Cascade Corp.	310	15
CDI Corp.	867	15
* Lydall Inc.	1,160	14
* Orion Marine Group Inc.	1,838	12
AAON Inc.	568	11
* Encore Capital Group Inc.	398	10
* NCI Building Systems Inc.	970	9
* Consolidated Graphics Inc.	231	7
Vicor Corp.	626	4
Lawson Products Inc.	255	2
		2,989
Information Technology (12.5%)
Anixter International Inc.	1,874	108

* Arris Group Inc.	7,764	96
* Take-Two Interactive Software Inc.	6,043	70
* Plexus Corp.	2,348	66
* SYNNEX Corp.	1,753	58
* ScanSource Inc.	1,852	56
* Benchmark Electronics Inc.	3,905	53
* Insight Enterprises Inc.	2,974	44
* Progress Software Corp.	2,226	43
Comtech Telecommunications Corp.	1,283	37
* Advanced Energy Industries Inc.	2,707	37
* FEI Co.	787	36
* Digital River Inc.	2,383	35
* DealerTrack Holdings Inc.	1,267	35
* Harmonic Inc.	7,858	34
MKS Instruments Inc.	1,302	34
* TTM Technologies Inc.	3,433	32
* Cardtronics Inc.	1,130	32
* 3D Systems Corp.	1,017	31
* Microsemi Corp.	1,700	30
* Newport Corp.	2,518	30
* Super Micro Computer Inc.	1,866	30
* Standard Microsystems Corp.	810	30
Heartland Payment Systems Inc.	993	29
Black Box Corp.	1,176	26
* TriQuint Semiconductor Inc.	4,699	24
* ATMI Inc.	1,201	24
* Perficient Inc.	2,113	24
United Online Inc.	6,050	24
* Brightpoint Inc.	4,672	23
* Stratasys Inc.	472	22
CTS Corp.	2,324	22
* Checkpoint Systems Inc.	2,733	21
* Intermec Inc.	3,465	20
* Rofin-Sinar Technologies Inc.	1,002	20
Methode Electronics Inc.	2,518	19
Park Electrochemical Corp.	801	19
* Diodes Inc.	954	19
* Rudolph Technologies Inc.	2,150	19
Electro Scientific Industries Inc.	1,642	18
* iGATE Corp.	1,099	18
* CIBER Inc.	4,893	18
* Ultratech Inc.	557	17
* Monotype Imaging Holdings Inc.	1,222	17
Tessera Technologies Inc.	1,220	17
* XO Group Inc.	1,866	16
Daktronics Inc.	2,512	16
* TeleTech Holdings Inc.	1,079	16
* Rogers Corp.	394	16
* Digi International Inc.	1,749	16
Cohu Inc.	1,637	15
* Symmetricom Inc.	2,795	15
* Bottomline Technologies Inc.	851	15
* CSG Systems International Inc.	920	15
* Avid Technology Inc.	1,975	14
* Monolithic Power Systems Inc.	702	13
Brooks Automation Inc.	1,404	13
* Sigma Designs Inc.	2,194	13

* Pericom Semiconductor Corp.	1,650	13
EPIQ Systems Inc.	1,143	13
Micrel Inc.	1,208	12
Badger Meter Inc.	327	12
* Intevac Inc.	1,559	12
* Mercury Computer Systems Inc.	955	11
Bel Fuse Inc. Class B	690	11
* Measurement Specialties Inc.	336	11
* Virtusa Corp.	673	10
* Supertex Inc.	506	9
* DSP Group Inc.	1,474	9
* Radisys Corp.	1,541	9
* VASCO Data Security International Inc.	1,166	8
PC-Tel Inc.	1,234	8
* Kopin Corp.	2,436	7
* Agilysys Inc.	970	7
* Oplink Communications Inc.	480	6
* Nanometrics Inc.	371	6
Pulse Electronics Corp.	2,796	5
* Novatel Wireless Inc.	2,172	4
* STR Holdings Inc.	1,040	4
* NCI Inc. Class A	534	2
		1,899
Materials (6.7%)
PolyOne Corp.	6,000	79
* SunCoke Energy Inc.	4,729	66
Eagle Materials Inc.	1,941	62
Texas Industries Inc.	1,884	60
HB Fuller Co.	1,795	55
Kaiser Aluminum Corp.	1,065	51
AK Steel Holding Corp.	7,480	45
* RTI International Metals Inc.	2,043	43
A Schulman Inc.	1,993	43
* OM Group Inc.	2,190	40
Myers Industries Inc.	2,257	38
Wausau Paper Corp.	3,326	31
Materion Corp.	1,379	31
* Calgon Carbon Corp.	2,190	29
Neenah Paper Inc.	1,068	28
American Vanguard Corp.	973	26
* Century Aluminum Co.	3,642	26
Koppers Holdings Inc.	724	26
Buckeye Technologies Inc.	909	25
Tredegar Corp.	1,560	21
Zep Inc.	1,493	21
AMCOL International Corp.	692	20
* Clearwater Paper Corp.	617	19
* Kraton Performance Polymers Inc.	927	18
* LSB Industries Inc.	622	17
Globe Specialty Metals Inc.	1,371	16
Quaker Chemical Corp.	359	15
Haynes International Inc.	293	15
Stepan Co.	162	15
* AM Castle & Co.	1,124	12
* KapStone Paper and Packaging Corp.	791	12
* Headwaters Inc.	2,435	11

Olympic Steel Inc.	621	10
		1,026
Telecommunication Services (0.8%)
* Cincinnati Bell Inc.	13,305	47
NTELOS Holdings Corp.	1,015	19
USA Mobility Inc.	1,502	19
* Cbeyond Inc.	2,057	12
Lumos Networks Corp.	968	10
* Neutral Tandem Inc.	618	8
* General Communication Inc. Class A	1,215	8
		123
Utilities (4.4%)
Avista Corp.	3,950	100
Piedmont Natural Gas Co. Inc.	2,636	80
UIL Holdings Corp.	2,114	72
Southwest Gas Corp.	1,679	71
Laclede Group Inc.	1,519	58
New Jersey Resources Corp.	1,290	54
ALLETE Inc.	1,107	43
NorthWestern Corp.	1,167	41
UNS Energy Corp.	1,089	41
Northwest Natural Gas Co.	742	34
El Paso Electric Co.	1,020	31
CH Energy Group Inc.	393	26
Central Vermont Public Service Corp.	473	17
		668
Total Investments (100.0%) (Cost $14,442)		15,245
Other Assets and Liabilities-Net (0.0%)		2
Net Assets (100%)		15,247
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

S&P Small-Cap 600 Value Index Fund

C. At May 31, 2012, the cost of investment securities for tax purposes was $14,442,000. Net unrealized appreciation of investment securities for tax purposes was $803,000, consisting of unrealized gains of $1,731,000 on securities that had risen in value since their purchase and $928,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of May 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (15.8%)
Wolverine World Wide Inc.	3,378	144
* Coinstar Inc.	2,107	129
* Genesco Inc.	1,681	112
* Steven Madden Ltd.	2,718	110
* Buffalo Wild Wings Inc.	1,275	109
* Hibbett Sports Inc.	1,837	103
* Vitamin Shoppe Inc.	2,028	100
* Jos A Bank Clothiers Inc.	1,932	86
* Children's Place Retail Stores Inc.	1,727	79
* BJ's Restaurants Inc.	1,686	74
Buckle Inc.	1,855	73
Monro Muffler Brake Inc.	2,143	72
Cracker Barrel Old Country Store Inc.	1,039	64
Arbitron Inc.	1,896	63
* Papa John's International Inc.	1,278	59
Pool Corp.	1,544	57
Hillenbrand Inc.	2,911	55
* Peet's Coffee & Tea Inc.	912	54
* Iconix Brand Group Inc.	3,624	54
* DineEquity Inc.	1,081	52
True Religion Apparel Inc.	1,764	52
Sturm Ruger & Co. Inc.	1,327	52
PF Chang's China Bistro Inc.	900	46
* Fifth & Pacific Co. Inc.	3,782	45
* Select Comfort Corp.	1,645	45
Texas Roadhouse Inc. Class A	2,469	45
CEC Entertainment Inc.	1,260	44
Brunswick Corp.	1,989	44
* iRobot Corp.	1,895	40
* Lumber Liquidators Holdings Inc.	1,360	40
* Helen of Troy Ltd.	1,247	39
* Biglari Holdings Inc.	99	39
* Crocs Inc.	2,242	38
* Zumiez Inc.	1,029	38
Finish Line Inc. Class A	1,792	37
* American Public Education Inc.	1,245	35
Cato Corp. Class A	1,209	35
Ryland Group Inc.	1,476	33
* Blue Nile Inc.	963	31
* Capella Education Co.	959	29
* rue21 inc	1,093	29
* Shuffle Master Inc.	1,689	27
Interval Leisure Group Inc.	1,268	21
Oxford Industries Inc.	412	19
Blyth Inc.	246	18
* Maidenform Brands Inc.	863	17
Universal Technical Institute Inc.	890	11
* Multimedia Games Holding Co. Inc.	659	8

* Kirkland's Inc.	591	6
		2,612
Consumer Staples (5.6%)
Casey's General Stores Inc.	2,644	150
* TreeHouse Foods Inc.	2,496	142
* Hain Celestial Group Inc.	1,940	108
* United Natural Foods Inc.	1,997	101
Sanderson Farms Inc.	1,312	72
* Boston Beer Co. Inc. Class A	590	62
J&J Snack Foods Corp.	1,005	55
* Darling International Inc.	3,826	54
WD-40 Co.	1,114	52
B&G Foods Inc. Class A	1,545	37
Snyders-Lance Inc.	1,397	36
Diamond Foods Inc.	918	19
* Medifast Inc.	969	18
Calavo Growers Inc.	536	15
Inter Parfums Inc.	587	9
		930
Energy (3.6%)
Lufkin Industries Inc.	2,308	133
* SEACOR Holdings Inc.	1,455	125
* Approach Resources Inc.	1,849	52
* GeoResources Inc.	1,380	49
* Contango Oil & Gas Co.	888	47
* Hornbeck Offshore Services Inc.	1,240	41
* OYO Geospace Corp.	443	41
* Gulfport Energy Corp.	2,064	38
* Petroleum Development Corp.	837	21
* ION Geophysical Corp.	2,811	17
* Cloud Peak Energy Inc.	1,021	16
* Pioneer Drilling Co.	1,841	14
* Basic Energy Services Inc.	719	8
		602
Financials (14.2%)
Mid-America Apartment Communities Inc.	2,837	191
ProAssurance Corp.	2,124	187
Tanger Factory Outlet Centers	3,718	115
Kilroy Realty Corp.	2,419	111
Post Properties Inc.	2,070	100
Extra Space Storage Inc.	3,463	98
EastGroup Properties Inc.	1,934	96
Cash America International Inc.	2,038	91
PS Business Parks Inc.	1,290	85
RLI Corp.	1,163	77
* First Cash Financial Services Inc.	2,046	77
* Ezcorp Inc. Class A	3,038	72
Entertainment Properties Trust	1,717	71
* World Acceptance Corp.	1,029	70
UMB Financial Corp.	1,396	68
* Stifel Financial Corp.	2,126	68
* Financial Engines Inc.	2,746	58
Sovran Self Storage Inc.	1,085	53
Healthcare Realty Trust Inc.	2,223	49
* Texas Capital Bancshares Inc.	1,131	44
Infinity Property & Casualty Corp.	816	44

Acadia Realty Trust	1,850	41
First Financial Bankshares Inc.	1,238	40
Colonial Properties Trust	1,779	38
LTC Properties Inc.	1,136	37
Bank of the Ozarks Inc.	1,154	33
Community Bank System Inc.	1,250	33
Oritani Financial Corp.	2,323	32
* Virtus Investment Partners Inc.	404	29
First Financial Bancorp	1,824	28
ViewPoint Financial Group Inc.	1,539	23
Universal Health Realty Income Trust	577	22
Saul Centers Inc.	553	22
CVB Financial Corp.	1,807	20
* Navigators Group Inc.	399	19
Home BancShares Inc.	636	18
PacWest Bancorp	770	18
Tompkins Financial Corp.	433	16
* eHealth Inc.	963	15
City Holding Co.	455	15
Inland Real Estate Corp.	1,675	14
Urstadt Biddle Properties Inc. Class A	771	14
* Hanmi Financial Corp.	746	7
		2,359
Health Care (16.0%)
* Salix Pharmaceuticals Ltd.	4,122	214
* Cubist Pharmaceuticals Inc.	4,376	176
* Questcor Pharmaceuticals Inc.	4,181	173
* Haemonetics Corp.	1,745	122
* Align Technology Inc.	3,211	100
* ViroPharma Inc.	4,907	99
* Centene Corp.	2,365	85
* Medicines Co.	3,772	83
* MWI Veterinary Supply Inc.	883	82
* Magellan Health Services Inc.	1,888	80
Quality Systems Inc.	2,739	78
Chemed Corp.	1,329	74
West Pharmaceutical Services Inc.	1,525	73
* Air Methods Corp.	779	71
* Par Pharmaceutical Cos. Inc.	1,879	67
* Cyberonics Inc.	1,721	66
* Akorn Inc.	4,692	64
* Neogen Corp.	1,633	64
* NuVasive Inc.	2,957	58
Analogic Corp.	852	56
* Abaxis Inc.	1,501	49
* PAREXEL International Corp.	1,823	49
* PSS World Medical Inc.	2,240	45
* ICU Medical Inc.	843	43
* Medidata Solutions Inc.	1,524	43
* Momenta Pharmaceuticals Inc.	3,071	42
Computer Programs & Systems Inc.	761	41
* Spectrum Pharmaceuticals Inc.	3,500	41
* IPC The Hospitalist Co. Inc.	1,150	40
* Amsurg Corp. Class A	1,376	38
* Integra LifeSciences Holdings Corp.	1,008	36
Landauer Inc.	653	33
Meridian Bioscience Inc.	1,660	31

Ensign Group Inc.	1,141	29
* Arqule Inc.	4,240	25
* Greatbatch Inc.	1,097	23
* Merit Medical Systems Inc.	1,738	23
* Hi-Tech Pharmacal Co. Inc.	729	21
Cantel Medical Corp.	940	21
* Bio-Reference Labs Inc.	1,064	20
* Corvel Corp.	442	20
* Emergent Biosolutions Inc.	1,167	17
Kensey Nash Corp.	373	14
* Omnicell Inc.	953	12
* eResearchTechnology Inc.	1,406	11
* SurModics Inc.	342	5
* Savient Pharmaceuticals Inc.	2,591	2
* Enzo Biochem Inc.	953	2
		2,661
Industrials (11.4%)
Toro Co.	2,087	155
* Teledyne Technologies Inc.	2,550	152
Robbins & Myers Inc.	2,272	104
* Old Dominion Freight Line Inc.	2,353	102
* Portfolio Recovery Associates Inc.	1,191	82
* Moog Inc. Class A	2,041	78
* II-VI Inc.	3,793	72
* Allegiant Travel Co. Class A	1,049	68
* Tetra Tech Inc.	2,586	65
Franklin Electric Co. Inc.	1,313	64
Forward Air Corp.	1,991	63
Applied Industrial Technologies Inc.	1,605	60
Healthcare Services Group Inc.	2,973	58
AO Smith Corp.	1,151	53
* Hub Group Inc. Class A	1,492	52
Lindsay Corp.	882	49
Cubic Corp.	1,099	48
AZZ Inc.	870	47
UniFirst Corp.	780	45
* Exponent Inc.	925	44
Tennant Co.	877	37
Belden Inc.	1,180	37
Watts Water Technologies Inc. Class A	1,059	35
Simpson Manufacturing Co. Inc.	1,248	35
Knight Transportation Inc.	1,837	31
American Science & Engineering Inc.	617	30
Kaman Corp.	985	29
* Aerovironment Inc.	1,272	28
* Encore Capital Group Inc.	1,113	27
Heartland Express Inc.	1,708	24
National Presto Industries Inc.	337	23
Kaydon Corp.	864	19
CIRCOR International Inc.	490	16
* Dolan Co.	2,128	15
Cascade Corp.	284	14
AAON Inc.	706	13
* Consolidated Graphics Inc.	370	11
Vicor Corp.	701	4

* NCI Building Systems Inc.	383	4
		1,893
Information Technology (24.3%)
* CommVault Systems Inc.	3,072	144
* Cirrus Logic Inc.	4,449	128
* ViaSat Inc.	2,976	125
* Cymer Inc.	2,139	116
* Sourcefire Inc.	2,023	112
MAXIMUS Inc.	2,342	107
* Liquidity Services Inc.	1,617	103
Cognex Corp.	2,944	103
* Veeco Instruments Inc.	2,690	93
* Hittite Microwave Corp.	1,873	92
* OSI Systems Inc.	1,373	88
Littelfuse Inc.	1,496	86
* FEI Co.	1,814	83
* NETGEAR Inc.	2,624	82
* JDA Software Group Inc.	2,954	82
j2 Global Inc.	3,347	81
Blackbaud Inc.	3,117	81
Power Integrations Inc.	1,962	80
* CACI International Inc. Class A	1,839	79
* Microsemi Corp.	4,311	76
* MicroStrategy Inc. Class A	562	69
* Manhattan Associates Inc.	1,427	68
* Tyler Technologies Inc.	1,708	64
* OpenTable Inc.	1,572	62
* Synaptics Inc.	2,287	61
MKS Instruments Inc.	2,295	60
* LivePerson Inc.	3,304	57
* Kulicke & Soffa Industries Inc.	5,117	54
* FARO Technologies Inc.	1,165	54
* Cardtronics Inc.	1,894	53
Cabot Microelectronics Corp.	1,583	50
Heartland Payment Systems Inc.	1,672	49
* Websense Inc.	2,610	48
* Volterra Semiconductor Corp.	1,735	48
* Netscout Systems Inc.	2,401	48
* LogMeIn Inc.	1,482	47
* Stratasys Inc.	985	47
* DealerTrack Holdings Inc.	1,600	44
* comScore Inc.	2,351	43
MTS Systems Corp.	1,097	42
* Progress Software Corp.	2,021	39
Ebix Inc.	2,207	38
* 3D Systems Corp.	1,231	37
* Ultratech Inc.	1,231	37
* GT Advanced Technologies Inc.	8,322	35
* InfoSpace Inc.	2,736	35
* TriQuint Semiconductor Inc.	6,653	35
* Synchronoss Technologies Inc.	1,860	33
Forrester Research Inc.	1,023	33
Tessera Technologies Inc.	2,340	32
* DTS Inc.	1,141	31
* Diodes Inc.	1,582	31
Brooks Automation Inc.	3,136	29
* Bottomline Technologies Inc.	1,633	29

* Rogers Corp.	716	29
* Ceva Inc.	1,646	29
* Higher One Holdings Inc.	2,148	27
* Standard Microsystems Corp.	708	26
* Interactive Intelligence Group Inc.	998	26
Badger Meter Inc.	709	26
OPNET	1,025	26
* Monolithic Power Systems Inc.	1,356	25
* Entropic Communications Inc.	6,046	24
* Exar Corp.	3,093	24
* Stamps.com Inc.	951	23
* CSG Systems International Inc.	1,403	23
* Measurement Specialties Inc.	695	23
Micrel Inc.	2,164	21
* ATMI Inc.	962	19
* Rofin-Sinar Technologies Inc.	944	19
* Monotype Imaging Holdings Inc.	1,243	17
* iGATE Corp.	958	16
Park Electrochemical Corp.	619	14
* Mercury Computer Systems Inc.	1,150	14
* Nanometrics Inc.	807	12
EPIQ Systems Inc.	1,048	12
* Oplink Communications Inc.	839	11
* Rubicon Technology Inc.	1,215	11
* TeleTech Holdings Inc.	661	10
* Virtusa Corp.	625	9
* Kopin Corp.	2,279	7
* STR Holdings Inc.	1,809	7
* Supertex Inc.	323	6
* VASCO Data Security International Inc.	772	5
		4,024
Materials (4.4%)
Innophos Holdings Inc.	1,502	76
Schweitzer-Mauduit International Inc.	1,108	74
Balchem Corp.	2,028	59
Buckeye Technologies Inc.	1,807	50
HB Fuller Co.	1,573	48
Deltic Timber Corp.	756	42
Stepan Co.	412	37
Eagle Materials Inc.	1,122	36
Globe Specialty Metals Inc.	2,897	34
* Clearwater Paper Corp.	950	30
* KapStone Paper and Packaging Corp.	1,892	29
AMCOL International Corp.	1,038	29
Haynes International Inc.	539	27
* Kraton Performance Polymers Inc.	1,270	24
Koppers Holdings Inc.	683	24
* Calgon Carbon Corp.	1,703	23
Quaker Chemical Corp.	526	22
Hawkins Inc.	626	21
* LSB Industries Inc.	639	18
American Vanguard Corp.	620	17
* Headwaters Inc.	1,683	8
		728
Telecommunication Services (0.3%)
* Neutral Tandem Inc.	1,545	21

Atlantic Tele-Network Inc.		636	21
* General Communication Inc. Class A		976	6
			48
Utilities (4.3%)
South Jersey Industries Inc.		2,100	102
Piedmont Natural Gas Co. Inc.		2,310	70
New Jersey Resources Corp.		1,556	65
UNS Energy Corp.		1,681	63
Southwest Gas Corp.		1,472	62
El Paso Electric Co.		1,718	53
Northwest Natural Gas Co.		1,100	51
American States Water Co.		1,294	47
NorthWestern Corp.		1,315	47
UIL Holdings Corp.		1,337	45
ALLETE Inc.		1,148	45
CH Energy Group Inc.		629	41
Central Vermont Public Service Corp.		449	16
			707
Total Common Stocks (Cost $15,455)			16,564
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $9)	0.148%	9,000	9

Total Investments (100.0%) (Cost $15,464)			16,573
Other Assets and Liabilities-Net (0.0%)			1
Net Assets (100%)			16,574

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

S&P Small-Cap 600 Growth Index Fund

C. At May 31, 2012, the cost of investment securities for tax purposes was $15,464,000. Net unrealized appreciation of investment securities for tax purposes was $1,109,000, consisting of unrealized gains of $2,010,000 on securities that had risen in value since their purchase and $901,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.